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MARCH 1, 2001                                                        PROSPECTUS


                                MERRIMAC SERIES

MERRIMAC CASH SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES

Each fund offers three classes of shares: Premium Class, Institutional Class and Investment Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page

THE FUNDS

RISK/RETURN SUMMARIES



Cash Series...........................................................       1

Treasury Series.......................................................       4

Treasury Plus Series..................................................       6

U.S. Government Series................................................       9

Municipal Series......................................................      12

FUNDS' MANAGEMENT.....................................................      14

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases.............................................................      15

Redemptions...........................................................      16

Valuation of Shares...................................................      17

Dividends and Distributions...........................................      17

Federal Taxes.........................................................      17

Class Expenses and Distribution and Shareholder Servicing Plans.......      18

Master/Feeder Structure...............................................      18

FINANCIAL HIGHLIGHTS..................................................      19

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest   20

FOR MORE INFORMATION

Back Cover

                             RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                             MERRIMAC CASH SERIES


>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds, instruments issued or guaranteed by the U.S. Government or its agencies, repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - PREMIUM CLASS

   Bar Chart

   1999         5.22%

   2000         6.52%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.67% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.21% (quarter ending June 30, 1999).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE
   Cash Series - PREMIUM CLASS          6.52%      5.78%         June 25, 1998
   Cash Series - INSTITUTIONAL CLASS    6.25%      5.52%         June 25, 1998

   *Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.

   The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. Its performance would differ only to the extent that the classes do not have the same expenses, as set forth below.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                            Premium Class Institutional Class Investment Class
   Management Fees              0.17%            0.17%              0.17%
   Distribution (12b-1) Fees    None             None               0.10%
   Other Expenses (1)           0.04%            0.29%              0.28%
                                -----            -----              -----
   Total Annual Fund
   Operating Expenses (2)       0.21%            0.46%              0.55%
                                -----            -----              -----
                                -----            -----              -----
------------------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services. In addition, shareholder servicing fees are applicable for the Institutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Premium Class           $22        $68       $118          $268
    Institutional Class     $47       $148       $258          $579
    Investment Class        $56       $176       $307          $689

                           MERRIMAC TREASURY SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will only invest in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISK OF INVESTING IN THE FUND

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - PREMIUM CLASS

   Bar Chart

   2000         5.81%

   During the period shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.28% (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                         1 YEAR  LIFE OF FUND*  INCEPTION DATE
   Treasury Series - Premium Class       5.81%      5.23%     February 19, 1999
   Treasury Series - Institutional Class 5.55%      4.79%*      June 25, 1998

   *Prior to January 4, 1999, Aeltus Investment Management, Inc. acted as investment sub-adviser for the Treasury Portfolio.

   The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. Its performance would differ only to the extent that the classes do not have the same expenses, as set forth below.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                            Premium Class Institutional Class Investment Class

   Management Fees              0.17%           0.17%              0.17%
   Distribution (12b-1) Fees    None            None               0.10%
   Other Expenses (1)           0.08%           0.33%              0.29%
                                -----           -----              -----
   Total Annual Fund
   Operating Expenses (2)       0.25%           0.50%              0.56%
                                -----           -----              -----
                                -----           -----              -----
-----------------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services. In addition, shareholder servicing fees are applicable for the nstitutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Premium Class           $26        $80       $141          $318
    Institutional Class     $51       $160       $280          $628
    Investment Class        $57       $179       $313          $701

                         MERRIMAC TREASURY PLUS SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in repurchase agreements collataralized by these instruments. The Portfolio may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   2000         5.87%

   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending September 30, 2000) and the lowest total return for a quarter was 1.28% (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                         1 YEAR  LIFE OF FUND*  INCEPTION DATE

   Treasury Plus Series - Institutional
   Class                                 5.87%      5.21%      January 22, 1999

   The  performance   information  for  the  Premium  Class,   which  commenced
   operations on May 1, 2000, and the Investment Class, which commenced operations on December 28, 2000, would differ only to the extent that the classes do not have the same expenses, as set forth below.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                            Premium Class Institutional Class Investment Class

   Management Fees              0.17%           0.17%               0.17%
   Distribution (12b-1) Fees    None            None                0.10%
   Other Expenses (1)           0.06%           0.31%               0.30%
                                -----           -----               -----
   Total Annual Fund
   Operating Expenses (2)       0.23%           0.48%               0.57%
                                -----           -----               -----
                                -----           -----               -----

----------------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services. In addition, shareholder servicing fees are applicable for the Institutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Premium Class           $24        $74       $130          $293
    Institutional Class     $49       $154       $269          $604
    Investment Class        $58       $183       $318          $714

                        MERRIMAC U.S. GOVERNMENT SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. AAM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND



   The primary risks in investing in the Fund are as follows:



   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   2000         5.94%

   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.33 % (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                         1 YEAR  LIFE OF FUND*  INCEPTION DATE

   U.S. Government Series -
   Institutional Class                   5.94%      5.61%        June 29, 1999

   The  performance   information  for  the  Premium  Class,   which  commenced
   operations on May 1, 2000, and the Investment Class, which commenced operations on December 28, 2000, would differ only to the extent that the classes do not have the same expenses, as set forth below.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                            Premium Class Institutional Class Investment Class

   Management Fees             0.17%            0.17%              0.17%
   Distribution (12b-1) Fees   None             None               0.10%
   Other Expenses(1)           0.08%            0.33%              0.32%
                               -----            -----              -----
   Total Annual Fund
   Operating Expenses(2)       0.25%            0.50%              0.59%
                               -----            -----              -----
                               -----            -----              -----

-------------------
   (1) "Other Expenses" include expenses such as legal, accounting and printing services. In addition, shareholder servicing fees are applicable for the Institutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Premium Class           $26        $80       $141          $318
    Institutional Class     $51       $160       $280          $628
    Investment Class        $60       $189       $329          $738

                           MERRIMAC MUNICIPAL SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by states, municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks of investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   * PREPAYMENT RISK involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   * MUNICIPAL SECURITIES, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   * CONCENTRATION RISK involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-MERRMAC. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   These tables describe the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                            Premium Class Institutional Class Investment Class

   Management Fees              0.17%           0.17%               0.17%
   Distribution (12b-1) Fees    None            None                0.10%
   Other Expenses (1)           0.11%           0.36%               0.36%
                                -----           -----               -----
   Total Annual Fund
   Operating Expenses (2)       0.28%           0.53%               0.63%
                                -----           -----               -----
                                -----           -----               -----
-----------------
   (1) Other Expenses are estimated based upon the expected expenses that the Fund would incur in the initial fiscal year. "Other Expenses" include expenses such as legal, accounting and printing services. In addition, shareholder servicing fees are applicable for the Institutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal year ended December 31, 2001.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        CLASS              1 YEAR    3 YEARS
                   Premium Class            $29        $90
                   Institutional Class      $54       $170
                   Investment Class         $64       $202

                               FUNDS' MANAGEMENT



INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Investors Bank continuously reviews and supervises the Portfolios' investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay Investors Bank a unitary fee for providing their services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.



The investment adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.
The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the SEC to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. AAM serves as investment sub-adviser to the Cash Portfolio and to the U.S. Government Portfolio. AAM manages the Cash Portfolio and the U.S. Government Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and Investors Bank. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Treasury Portfolio and the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from Investors Bank (and not from each Portfolio) for its services.

                            SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Funds is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for Institutional Class and Investment Class shares is $10,000. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, a Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                              Attn: Name of Fund
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.





                        ----------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------



   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.



   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.





                      ------------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------



   Each Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Cash Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).



   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank,
   ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.



   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Premium Class shares are not subject to a 12b-1 (Distribution) or shareholder servicing fee. Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of ANA. Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of ANA.

   The Funds offer Institutional Class and Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance since the Funds commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout the period is presented below:



                                                               ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               ---------------------------------------------------------
                  NET ASSET               DISTRIBUTIONS    NET ASSET                                         NET ASSETS
                   VALUE         NET        FROM NET        VALUE                              NET            END OF
PERIODS ENDED     BEGINNING   INVESTMENT   INVESTMENT        END        TOTAL         NET    INVESTMENT       PERIOD
DECEMBER 31,       OF YEAR      INCOME       INCOME        OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
---------------   ---------   ----------  -------------    ---------  ----------   --------  ----------    --------------
CASH SERIES
-----------
 PREMIUM CLASS (1)
     2000         $   1.000   $  0.0632   $  (0.0632)      $   1.000    6.52%        0.21%     6.32%       $    161,062
     1999             1.000      0.0510      (0.0510)          1.000    5.22         0.25      5.10               7,232
     1998             1.000      0.0275      (0.0275)          1.000    5.41         0.33 (B)  5.28                 100
   INSTITUTIONAL
   CLASS       (1)
     2000             1.000      0.0607      (0.0607)          1.000    6.25         0.46      6.07             314,687
     1999             1.000      0.0485      (0.0485)          1.000    4.96         0.50      4.85             253,798
     1998             1.000      0.0262      (0.0262)          1.000    5.15         0.58 (B)  5.03             115,127
   INVESTMENT
   CLASS       (6)
     2000             1.000      0.0006      (0.0006)          1.000    6.24         0.55      6.24                   5

TREASURY SERIES
---------------
 PREMIUM CLASS (2)
     2000             1.000      0.0566      (0.0566)          1.000    5.81         0.25      5.66              50,804
     1999             1.000      0.0386      (0.0386)          1.000    4.54         0.28      4.46              24,816
 INSTITUTIONAL
 CLASS         (1)
     2000             1.000      0.0541      (0.0541)          1.000    5.55         0.50      5.41             324,937
     1999             1.000      0.0418      (0.0418)          1.000    4.26         0.53      4.18             153,714
     1998             1.000      0.0220      (0.0220)          1.000    4.31         0.67      4.23             114,321
 INVESTMENT
 CLASS         (6)
     2000             1.000      0.0004      (0.0004)          1.000    5.48         0.56      5.48                   5
TREASURY PLUS SERIES
--------------------
 PREMIUM CLASS (5)
     2000             1.000      0.0420      (0.0420)          1.000    6.45         0.23      6.27              24,764
 INSTITUTIONAL
 CLASS         (3)
     2000             1.000      0.0576      (0.0576)          1.000    5.87         0.48      5.76             254,419
     1999             1.000      0.0420      (0.0420)          1.000    4.54         0.53      4.46             281,613
 INVESTMENT
 CLASS         (6)
     2000             1.000      0.0006      (0.0006)          1.000    5.72         0.57      5.72                   5
U.S. GOVERNMENT SERIES
----------------------
 PREMIUM CLASS (5)
     2000             1.000      0.0418      (0.0418)          1.000    6.42         0.25      6.24                  80
 INSTITUTIONAL
 CLASS         (1)
     2000             1.000      0.0579      (0.0579)          1.000    5.94         0.50      5.79             185,512
     1999             1.000      0.0246      (0.0246)          1.000    4.87         0.58      4.82             130,687
 INVESTMENT
 CLASS         (6)
     2000             1.000      0.0006      (0.0006)          1.000    5.88         0.59      5.88                   5

-------------------------------------------------------------------------------------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported Dividends and distributions are assumed reinvested at the net asset value on the payable date.
    Total return is computed on an annualized basis.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Premium Class and Institutional Class for the Cash Series for the year ended December 31, 1998 were 0.34% and 0.59%, respectively.

(1) Commenced Operations June 25, 1998.
(2) Commenced Operations February 19, 1999.
(3) Commenced Operations January 22, 1999.
(4) Commenced Operations June 29, 1999.
(5) Commenced Operations May 1, 2000.
(6) Commenced Operations December 28, 2000.


                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS' MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

REPURCHASE AGREEMENTS. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM, M&I and ABN AMRO, as applicable.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Cash Series and U.S. Government Series will each distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Cash Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Cash Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The Treasury Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio may invest in zero coupon treasury securities.

                                MERRIMAC SERIES
                             MERRIMAC CASH SERIES
                           MERRIMAC TREASURY SERIES
                         MERRIMAC TREASURY PLUS SERIES
                        MERRIMAC U.S. GOVERNMENT SERIES
                           MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

* STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

* ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' at 1-888-MERRMAC. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.


                     Distributed by Funds Distributor Inc.



                                   Investment Company Act *  File No. 811-08741

                                 Merrimac Logo








MARCH 1, 2001                                                        PROSPECTUS


                                MERRIMAC SERIES

                THIS PROSPECTUS OFFERS THE INSTITUTIONAL CLASS


MERRIMAC CASH SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page

THE FUNDS

RISK/RETURN SUMMARIES

Cash Series...........................................................       1

Treasury Series.......................................................       3

Treasury Plus Series..................................................       5

U.S. Government Series................................................       7

Municipal Series......................................................       9

FUNDS' MANAGEMENT.....................................................      12

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases.............................................................      13

Redemptions...........................................................      14

Valuation of Shares...................................................      15

Dividends and Distributions...........................................      15

Federal Taxes.........................................................      15

Class Expenses and Distribution and Shareholder Servicing Plans.......      16

Master/Feeder Structure...............................................      16

FINANCIAL HIGHLIGHTS..................................................      17

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest   18

FOR MORE INFORMATION

Back Cover

                             RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                             MERRIMAC CASH SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds and repurchase agreements that are collateralized by these instruments, other instruments issued or guaranteed by the U.S. Government or its agencies, securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   1999         4.96%

   2000         6.25%


   During the periods shown in the bar chart, the highest total return for a quarter was 1.61% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.15% (quarter ending June 30, 1999).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE
   Cash Series - Institutional Class     6.25%     5.52%         June 25, 1998

   * Prior to September 1, 1998, The Bank of New York acted as investment sub-adviser for the Cash Portfolio.

> FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                            INSTITUTIONAL CLASS

   Management Fees                                  0.17%
   Distribution (12b-1) Fees                        None
   Other Expenses (1)                               0.29%
                                                    -----
   Total Annual Fund Operating Expenses (2)         0.46%
                                                    -----
                                                    -----
----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Institutional Class     $47       $148       $258          $579

                           MERRIMAC TREASURY SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will only invest in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISK OF INVESTING IN THE FUND

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   1999         4.26%

   2000         5.55%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending December 31, 2000 and the lowest total return for a quarter was 0.99% (quarter ending March 31, 1999).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE

  Treasury Series - Institutional Class  5.55%     4.79%         June 25, 1998

   * Prior to January 4, 1999 Aeltus Investment Management, Inc. acted as investment-sub-adviser for the Treasury Portfolio.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INSTITUTIONAL CLASS

   Management Fees                            0.17%
   Distribution (12b-1) Fees                  None
   Other Expenses (1)                         0.33%
                                              -----
   Total Annual Fund Operating Expenses (2)   0.50%
                                              -----
                                              -----
-----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Institutional Class     $51       $160       $280          $628

                         MERRIMAC TREASURY PLUS SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in repurchase agreements collataralized by these instruments. The Portfolio may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   2000         5.87%

   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending September 30, 2000) and the lowest total return for a quarter was 1.28% (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE
   Treasury Plus Series - Institutional
   Class                                 5.87%     5.21%       January 22, 1999

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INSTITUTIONAL CLASS

   Management Fees                            0.17%
   Distribution (12b-1) Fees                  None
   Other Expenses (1)                         0.31%
                                              -----
   Total Annual Fund Operating Expenses (2)   0.48%
                                              -----
                                              -----
-----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Institutional Class     $49       $154       $269          $604

                        MERRIMAC U.S. GOVERNMENT SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. AAM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

> THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   2000         5.94%

   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.33 % (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE
      U.S. Government Series -
      Institutional Class                5.94%     5.61%         June 29, 1999

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INSTITUTIONAL CLASS

   Management Fees                            0.17%
   Distribution (12b-1) Fees                  None
   Other Expenses (1)                         0.33%
                                              -----
   Total Annual Fund Operating Expenses (2)   0.50%
                                              -----
                                              -----
-----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Institutional Class     $51       $160       $280          $628

                           MERRIMAC MUNICIPAL SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks of investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   * PREPAYMENT RISK involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   * MUNICIPAL SECURITIES, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   * CONCENTRATION RISK involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-MERRMAC. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   These tables describe the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INSTITUTIONAL CLASS

   Management Fees                            0.17%
   Distribution (12b-1) Fees                  None
   Other Expenses (1)                         0.36%
                                              -----
                                              -----
   Total Annual Fund Operating Expenses (2)   0.53%
                                              -----
                                              -----
-----------------
   (1) "Other Expenses" are estimated based upon the expected expenses that the Fund would incur in the initial fiscal year. "Other Expenses" include expenses such as legal, accounting and printing services and shareholder servicing fees for the Institutional Class.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal period ended December 31, 2001.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Institutional Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Institutional Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS              1 YEAR    3 YEARS
        Institutional Class         $54       $170

                               FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Investors Bank continuously reviews and supervises the Portfolios' investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay Investors Bank a unitary fee for providing their services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The investment adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the SEC to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. AAM serves as investment sub-adviser to the Cash Portfolio and to the U.S. Government Portfolio. AAM manages the Cash Portfolio and the U.S. Government Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and Investors Bank. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Treasury Portfolio and the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from Investors Bank (and not from each Portfolio) for its services.

                            SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   INVESTMENT MINIMUM. The minimum initial investment for the Institutional Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                              Attn: Name of Fund
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                        ----------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------


   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.


                        ----------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------


   Each Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Cash Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.


   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank,
   ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the

   Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of ANA. The Funds offer Institutional Class shares through certain financial intermediaries, including Investors Bank (Service Organizations), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares.

>  MASTER/FEEDER STRUCTURE

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Institutional Class financial performance since the Class commenced operations. Certain information reflects financial results for a single Institutional Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Institutional Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected  data  for  an  Institutional   Class  share  of  beneficial  interest
outstanding throughout the period is presented below:



                                                               ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               ---------------------------------------------------------
                  NET ASSET               DISTRIBUTIONS    NET ASSET                                         NET ASSETS
                   VALUE         NET        FROM NET        VALUE                              NET            END OF
PERIODS ENDED     BEGINNING   INVESTMENT   INVESTMENT        END        TOTAL         NET    INVESTMENT       PERIOD
DECEMBER 31,       OF YEAR      INCOME       INCOME        OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
---------------   ---------   ----------  -------------    ---------  ----------   --------  ----------    --------------
CASH SERIES    (1)

     2000             1.000      0.0607      (0.0607)          1.000    6.25         0.46      6.07             314,687
     1999             1.000      0.0485      (0.0485)          1.000    4.96         0.50      4.85             253,798
     1998             1.000      0.0262      (0.0262)          1.000    5.15         0.58 (B)  5.03             115,127

TREASURY
SERIES         (1)

     2000             1.000      0.0541      (0.0541)          1.000    5.55         0.50      5.41             324,937
     1999             1.000      0.0418      (0.0418)          1.000    4.26         0.53      4.18             153,714
     1998             1.000      0.0220      (0.0220)          1.000    4.31         0.67      4.23             114,321

TREASURY PLUS
SERIES         (2)

     2000             1.000      0.0576      (0.0576)          1.000    5.87         0.48      5.76             254,419
     1999             1.000      0.0420      (0.0420)          1.000    4.54         0.53      4.46             281,613

U.S. GOVERNMENT
SERIES         (1)

     2000             1.000      0.0579      (0.0579)          1.000    5.94         0.50      5.79             185,512
     1999             1.000      0.0246      (0.0246)          1.000    4.87         0.58      4.82             130,687

-------------------------------------------------------------------------------------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported Dividends and distributions are assumed reinvested at the net asset value on the payable date.
    Total return is computed on an annualized basis.

(B) Net expenses before waivers and reimbursements of fees by the investment advisor for the Institutional Class for the Cash
    Series for the year ended December 31, 1998 was 0.59%.

(1) Commenced Operations June 25, 1998.
(2) Commenced Operations January 22, 1999.


                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIOS' MAY INVEST:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

LOAN PARTICIPATIONS. The Cash Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Cash Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Cash Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Cash Portfolio may be subject to delays, expenses and risks that are greater than if the Cash Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Cash Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Cash Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Cash Portfolio are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

REPURCHASE AGREEMENTS. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM, M&I and ABN AMRO, as applicable.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Cash Series and U.S. Government Series will each distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Cash Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Cash Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The Treasury Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio may invest in zero coupon treasury securities.

                                MERRIMAC SERIES
                             MERRIMAC CASH SERIES
                           MERRIMAC TREASURY SERIES
                         MERRIMAC TREASURY PLUS SERIES
                        MERRIMAC U.S. GOVERNMENT SERIES
                           MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

* STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

* ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' at 1-888-MERRMAC. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.
           ------------------

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.















                     Distributed by Funds Distributor Inc.







                                   Investment Company Act * File No. 811-08741

                                 Merrimac Logo








MARCH 1, 2001                                                        PROSPECTUS


                                MERRIMAC SERIES

             THIS PROSPECTUS OFFERS THE INVESTMENT CLASS OF SHARES


MERRIMAC CASH SERIES

MERRIMAC TREASURY SERIES

MERRIMAC TREASURY PLUS SERIES

MERRIMAC U.S. GOVERNMENT SERIES

MERRIMAC MUNICIPAL SERIES



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page


THE FUNDS

RISK/RETURN SUMMARIES

Cash Series...........................................................       1

Treasury Series.......................................................       3

Treasury Plus Series..................................................       5

U.S. Government Series................................................       7

Municipal Series......................................................       9

FUNDS' MANAGEMENT.....................................................      11

YOUR INVESTMENT

SHAREHOLDER INFORMATION

Purchases.............................................................      12

Redemptions...........................................................      13

Valuation of Shares...................................................      14

Dividends and Distributions...........................................      14

Federal Taxes.........................................................      14

Class Expenses and Distribution and Shareholder Servicing Plans.......      15

Master/Feeder Structure...............................................      15

FINANCIAL HIGHLIGHTS..................................................      16

APPENDIX A - Description Of Securities In Which the Portfolios Can Invest   17

FOR MORE INFORMATION

Back Cover

                             RISK/RETURN SUMMARIES

The following information is only a summary of important information that you should know about each series of Merrimac Series (the "Funds"). As with any mutual fund, there is no guarantee that the Funds will achieve their goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Funds are organized in a "master-feeder" structure, under which each Fund invests all of its assets in a corresponding series of Merrimac Master Portfolio (each, a "Portfolio"). Each Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.

                             MERRIMAC CASH SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Cash Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Allmerica Asset Management, Inc. ("AAM"), the sub-adviser of Merrimac Cash Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. Most of the Portfolio's investments will be in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Treasury bills, notes and bonds and repurchase agreements that are collateralized by these instruments, other instruments issued or guaranteed by the U.S. Government or its agencies, securities of U.S. and foreign banks or thrift organizations. See Appendix A for more information regarding the types of securities in which the Fund invests.

> MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund areas follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE*

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   1999         4.96%

   2000         6.25%

   During the periods shown in the bar chart, the highest total return for a quarter was 1.61% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.15% (quarter ending June 30, 1999).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE
   Cash Series - INSTITUTIONAL CLASS     6.25%     5.52%         June 25, 1998

   * The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. The performance information provided is for the Institutional Class, which is not offered in this Prospectus. However, the Investment Class shares are invested in the same Portfolio of securities and the performance would differ only to the extent that the classes do not have the same expenses. The Institutional Class has a 0.10% Distribution fee which is not applicable to the Investment Class.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                               INVESTMENT CLASS

   Management Fees                                  0.17%
   Distribution (12b-1)                             0.10%
   Other Expenses (1)                               0.28%
                                                    -----
   Total Annual Fund Operating Expenses (2)         0.55%
                                                    -----
                                                    -----
----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December 28, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Investment Class        $56       $176       $307          $689

                           MERRIMAC TREASURY SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I Investment Management Corp. ("M&I"), the sub-adviser of Merrimac Treasury Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in U.S. Treasury securities with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will only invest in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in other mutual funds that invest in such instruments, subject to regulatory limitations. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISK OF INVESTING IN THE FUND

   The primary risk in investing in the Fund is interest rate risk, which involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE*

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.


   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   1999         4.26%

   2000         5.55%


   During the periods shown in the bar chart, the highest total return for a quarter was 1.52% (quarter ending December 31, 2000) and the lowest total return for a quarter was 0.99% (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE

   Treasury Series - INSTITUTIONAL
   CLASS                                5.55%      4.79%         June 25, 1998

   * The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. The performance information provided is for the Institutional Class, which is not offered in this Prospectus. However, the Investment Class shares are invested in the same Portfolio of securities and the performance would differ only to the extent that the classes do not have the same expenses. The Institutional Class has a 0.10% Distribution fee which is not applicable to the Investment Class.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INVESTMENT CLASS

   Management Fees                           0.17%
   Distribution (12b-1) Fees                 0.10%
   Other Expenses (1)                        0.29%
                                             -----
   Total Annual Fund Operating Expenses (2)  0.56%
                                             -----
                                             -----
----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December 28, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Investment Class        $57       $179       $313          $701

                         MERRIMAC TREASURY PLUS SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Treasury Plus Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. M&I, the sub-adviser of Merrimac Treasury Plus Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in direct obligations of the U.S. Treasury (U.S. Treasury bills, notes and bonds) or in repurchase agreements collataralized by these instruments. The Portfolio may invest the remaining 35% of its total assets in securities issued or guaranteed by the U.S. Government or its agencies and in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE*

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL RETURN - INSTITUTIONAL CLASS

   Bar Chart

   2000         5.87%


   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending September 30, 2000) and the lowest total return for a quarter was 1.28% (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE

   Treasury Plus Series -
   INSTITUTIONAL CLASS                  5.87%      5.21%       January 22, 1999

   * The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. The performance information provided is for the Institutional Class, which is not offered in this Prospectus. However, the Investment Class shares are invested in the same Portfolio of securities and the performance would differ only to the extent that the classes do not have the same expenses. The Institutional Class has a 0.10% Distribution fee which is not applicable to the Investment Class.

>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                          Investment Class

   Management Fees                             0.17%
   Distribution (12b-1) Fees                   0.10%
   Other Expenses (1)                          0.30%
                                               -----
   Total Annual Fund Operating Expenses (2)    0.57%
                                               -----
                                               -----
-----------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December 28, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Investment Class        $58       $183       $318          $714

                        MERRIMAC U.S. GOVERNMENT SERIES


>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac U.S. Government Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. AAM, the sub-adviser of the Merrimac U.S. Government Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets in high-quality, U.S. dollar-denominated, money market instruments with maturities of 397 calendar days or less and maintaining a dollar-weighted average portfolio maturity for the Portfolio of 90 days or less. The Portfolio will invest primarily (at least 65% of total assets) in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Portfolio also may invest in repurchase agreements that are collateralized by these instruments. See Appendix A for more information regarding the types of securities in which the Fund invests.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks in investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE*

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. Past performance does not necessarily indicate what will happen in the future. For the Fund's most current yield information you may call 1-888-MERRMAC.

   TOTAL  RETURN -  INSTITUTIONAL  CLASS

   Bar Chart

   2000         5.94%


   During the period shown in the bar chart, the highest total return for a quarter was 1.54% (quarter ending December 31, 2000) and the lowest total return for a quarter was 1.33 % (quarter ending March 31, 2000).

   AVERAGE ANNUAL TOTAL RETURN
   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                        1 YEAR  LIFE OF FUND*   INCEPTION DATE

   U.S. Government Series -
   INSTITUTIONAL CLASS                  5.94%      5.61%         June 29, 1999

   * The Investment Class commenced operations on December 28, 2000, and therefore does not have a full year of performance information to report for the period ended December 31, 2000. The performance information provided is for the Institutional Class, which is not offered in this Prospectus. However, the Investment Class shares are invested in the same Portfolio of securities and the performance would differ only to the extent that the classes do not have the same expenses. The Institutional Class has a 0.10% Distribution fee which is not applicable to the Investment Class.

> FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INVESTMENT CLASS

   Management Fees                           0.17%
   Distribution (12b-1) Fees                 0.10%
   Other Expenses(1)                         0.32%
                                             -----
   Total Annual Fund Operating Expenses(2)   0.59%
                                             -----
                                             -----
---------------
   (1) "Other Expenses" include expenses such as legal, accounting, printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's expenses and the Fund's share of the Portfolio's expenses for the fiscal period ended December 31, 2000. The Investment Class commenced operations on December 28, 2000.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        CLASS              1 YEAR    3 YEARS    5 YEARS      10 YEARS
    Investment Class        $60       $189       $329          $738

                           MERRIMAC MUNICIPAL SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac Municipal Series' investment objective is to preserve principal and liquidity while providing current income exempt from Federal income tax. ABN AMRO Asset Management (USA) LLC ("ABN AMRO"), the sub-adviser of the Merrimac Municipal Portfolio, attempts to achieve the Fund's objective by investing substantially all of the Portfolio's assets in high quality money market instruments issued by municipalities and other issuers with maturities of 397 calendar days or less (municipal securities). Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities that pay income exempt from Federal income tax. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. ABN AMRO emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole. See Appendix A for more information regarding the types of securities in which the Fund invests.

   ABN AMRO structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. ABN AMRO monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

>  MAIN RISKS OF INVESTING IN THE FUND

   The primary risks of investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could adversely affect the value of the Fund's municipal securities.

   * PREPAYMENT RISK involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   * MUNICIPAL SECURITIES, which comprise at least 80% of the Fund, may be affected by economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   * CONCENTRATION RISK involves the possibility that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

   The Fund may take a temporary defensive position when ABN AMRO determines that market conditions warrant. During these times the Fund may not be pursuing its investments goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved.

   Money market funds can be confused with savings accounts. The Fund is not a savings account but, rather, a money market mutual fund that issues and redeems at the Fund's per share NAV. The Fund always seeks to maintain a constant NAV of $1.00 per share. Unlike a savings account, however, an investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND COULD FLUCTUATE

   The Fund is managed in accordance with strict SEC guidelines designed to preserve the Fund's value at $1.00 per share, although, of course, there cannot be a guarantee that the value will remain at $1.00 per share. The value of your investment typically will grow through reinvested dividends.

>  FUND PERFORMANCE

   Because the Fund has not been in operation for a full calendar year, its performance has not been included. For the Fund's most current yield information you may call 1-888-MERRMAC. Past performance does not necessarily indicate what will happen in the future.

>  FEES AND EXPENSES

   These tables describe the estimated fees and expenses that you may pay if you buy and hold shares of the Fund. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................
                                        INVESTMENT CLASS

   Management Fees                           0.17%
   Distribution (12b-1) Fees                 0.10%
   Other Expenses (1)                        0.36%
                                             -----
   Total Annual Fund Operating Expenses (2)  0.63%
                                             -----
                                             -----
-----------------
   (1) Other Expenses are estimated based upon the expected expenses that the Fund would incur in the initial fiscal year. "Other Expenses" include expenses such as legal, accounting and printing services and shareholder servicing fees.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the fiscal year ended December 31, 2001.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        CLASS              1 YEAR    3 YEARS
                Investment Class            $64       $202

                               FUNDS' MANAGEMENT

INVESTMENT ADVISER. The Funds have not retained the services of an investment adviser because each Fund invests all of its investable assets in its corresponding Portfolio. The Merrimac Master Portfolio has retained the services of Investors Bank & Trust Company ("Investors Bank") as investment adviser. Investors Bank continuously reviews and supervises the Portfolios' investment program. Investors Bank discharges its responsibilities subject to the supervision of, and policies established by, the Board of Trustees. Investors Bank's business address is 200 Clarendon Street, Boston, Massachusetts 02116. Investors Bank began acting as an investment adviser at the commencement of operations of the Merrimac Cash Portfolio (November 21, 1996). The Portfolios each pay Investors Bank a unitary fee for providing their services as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. The fee is computed at an annual rate of 0.17% of average net assets ("ANA") of each of these Portfolios.

The investment adviser and sub-advisers may pay out of their respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of each Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by each Fund, including requirements as to the minimum initial and subsequent investment amounts.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the SEC to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

INVESTMENT SUB-ADVISERS. AAM serves as investment sub-adviser to the Cash Portfolio and to the U.S. Government Portfolio. AAM manages the Cash Portfolio and the U.S. Government Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by the Portfolios' Board of Trustees and Investors Bank. The business address of AAM is 440 Lincoln Street, Worcester, Massachusetts 01653. AAM has been providing investment advisory services since it was established in 1993 as an indirect, wholly-owned subsidiary of Allmerica Financial Corporation.

M&I serves as investment sub-adviser to the Treasury Portfolio and to the Treasury Plus Portfolio. M&I manages the Treasury Portfolio and the Treasury Plus Portfolio, selects investments and places all orders for the purchase and sale of the Portfolios' securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of M&I is 1000 North Water Street, Milwaukee, Wisconsin 53202. M&I has been providing investment advisory services since it was established in 1973 as a first-tier wholly-owned subsidiary of Marshall & Isley Corporation, a publicly held bank holding company.

ABN AMRO serves as investment sub-adviser to the Municipal Portfolio. ABN AMRO manages the Municipal Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the general supervision of, and policies established by, the Portfolios' Board of Trustees and Investors Bank. The business address of ABN AMRO is 208 South LaSalle Street, 4th Floor, Chicago, IL 60604. ABN AMRO has been providing investment advisory services since it was established in 1991 and is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. ABN AMRO manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies.

Each sub-adviser receives a fee from Investors Bank (and not from each Portfolio) for its services.

                            SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers each Fund's shares to the public on a continuous basis. Shares of each Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Funds' Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   Investment Minimum. The minimum initial investment for the Investment Class shares is $10,000. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. Subsequent purchases may be in any amount. Each Fund reserves the right to waive the minimum initial investment. Shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date a Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of a Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                              Attn: Name of Fund
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form before the times set forth below on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which both the NYSE and the New York Federal Reserve Bank are open. Purchase orders received after the times set forth below will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day.

                        ----------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------

   Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser. The Cash Series, the Treasury Plus Series and the U.S. Government Series also may limit the amount of a purchase order received after 3:00 p.m. (ET).

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   Each Fund reserves the right in its sole discretion (i) to suspend the offering of a Fund's shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of a Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the times set forth below on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the times set forth below on a Business Day, will ordinarily receive payment by wire on the next Business Day, but, in any event, within four Business Days from the date of receipt of a proper notice of redemption. All redemption requests regarding shares of the Cash Series, the Treasury Plus Series and the U.S. Government Series placed after 3:00 p.m. may only be placed by telephone.

                        ----------------------------------------
                        Cash Series             4:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Series         2:00 p.m. (ET)
                        ----------------------------------------
                        Treasury Plus Series    4:00 p.m. (ET)
                        ----------------------------------------
                        U.S. Government Series  5:00 p.m. (ET)
                        ----------------------------------------
                        Municipal Series        12:00p.m (ET)
                        ----------------------------------------

   Each Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC. The Cash Series, the Treasury Plus Series and the U.S. Government Series each reserve the right to postpone payments for redemption requests received after 3:00 p.m. (ET) until the next Business Day.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by 12:00 noon (ET) for the Municipal Series, 12:30 p.m. (ET) for the Treasury Series and 1:00 p.m. (ET) for the remaining funds.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by a Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).

   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank,
   ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker or credit union), as defined by Rule 17Ad-15 under the Securities Act of 1934. Notarization is not acceptable. Financial institutions which participates in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.

   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of a Fund on the Account Application. Each Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by a Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. A Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   Each Fund offers its shares at the NAV per share of the Fund, as determined once each Business Day. This determination is made as of 12:00 p.m. (ET) for the Municipal Series, as of 2:00 p.m. (ET) for the Treasury Series, as of 4:00 p.m. (ET) for the Cash Series and the Treasury Plus Series, and as of 5:00 p.m. (ET) for the U.S. Government Series. Securities are stated at amortized cost, which approximates market value. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   Each Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of a Fund's distributions will be from net investment income. Shareholders of the Funds' shall be entitled to receive dividends on the Business Day their purchase is effected but shall not receive dividends on the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of a Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

   Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions received, even if reinvested, may be subject to federal, state and local taxation. Any capital gains distributed may be taxable.

   The Municipal Series intends to distribute federally tax-exempt income. This income may be subject to state and local taxes. The Municipal Series, however, may invest a portion of its assets in securities that generate federal taxable income.

   Every January, the Funds provide information to their shareholders about the Funds' dividends and distributions, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Funds with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should consult their tax advisers about their own particular tax situations. Some income may be a preference item for Alternative Minimum Tax calculation purposes.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA and a shareholder servicing fee of up to 0.25% of ANA.

   The Funds offer Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Funds are "feeder" funds that invest exclusively in corresponding "master" portfolios with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   Each feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, a Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether a Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' Investment Class financial performance since the Class commenced operations. Certain information reflects financial results for a single Investment Class Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Investment Class of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Funds' financial statements, are included in the annual report, which is available upon request.

Selected data for an Investment Class share of beneficial interest outstanding throughout the period December 28, 2000 (commencement of operations) through December 31, 2000 is presented below:



                                                               ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                               ---------------------------------------------------------
                  NET ASSET               DISTRIBUTIONS    NET ASSET                                         NET ASSETS
                   VALUE         NET        FROM NET        VALUE                              NET            END OF
PERIODS ENDED     BEGINNING   INVESTMENT   INVESTMENT        END        TOTAL         NET    INVESTMENT       PERIOD
DECEMBER 31,       OF YEAR      INCOME       INCOME        OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
---------------   ---------   ----------  -------------    ---------  ----------   --------  ----------    --------------
CASH SERIES       $   1.000   $  0.0006   $  (0.0006)      $   1.000    6.24%        0.55%     6.24%       $          5

TREASURY SERIES       1.000      0.0004      (0.0004)          1.000    5.48         0.56      5.48                   5

TREASURY PLUS
SERIES                1.000      0.0006      (0.0006)          1.000    5.72         0.57      5.72                   5

U.S. GOVERNMENT
SERIES                1.000      0.0006      (0.0006)          1.000    5.88         0.59      5.88                   5

-------------------------------------------------------------------------------------
(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.
    Total return is computed on an annualized basis.


                                  APPENDIX A

The following are descriptions of certain types of securities in which the Portfolios' may invest:

ASSET-BACKED SECURITIES. The Cash Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Cash Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Cash Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Cash Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Cash Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Cash Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

LOAN PARTICIPATIONS. The Cash Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Cash Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Cash Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Cash Portfolio may be subject to delays, expenses and risks that are greater than if the Cash Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Cash Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Cash Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Cash Portfolio are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in Municipal Securities. Municipal Securities are issued by or on behalf of states, territories and possessions of the U.S. and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors, except for the possible applicability of the alternative minimum tax. The two principal classifications of municipal securities are "Notes" and "Bonds." Municipal Notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal Notes include Tax Anticipation Notes; Revenue Anticipation Notes; Bond Anticipation Notes; and Construction Loan Notes. Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have two principal classifications: "General Obligation" Bonds and "Revenue" Bonds.

REPURCHASE AGREEMENTS. Each Portfolio, other than the Treasury Portfolio and the Municipal Portfolio, may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%. The repurchase transactions entered into by the Treasury Plus Portfolio and the U.S. Government Portfolio must be collateralized by securities issued by the U.S. Government.

RESTRICTED AND ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by each Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to such Portfolios will approximate their par value. Further, some of the demand instruments purchased by such Portfolios derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support. The creditworthiness of issuers of variable and floating rate instruments and their ability to repay principal and interest will be continuously monitored by AAM, M&I and ABN AMRO, as applicable.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Cash Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Cash Series and U.S. Government Series will each distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Cash Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Cash Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The Treasury Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio may invest in zero coupon treasury securities.

                                MERRIMAC SERIES

                              MERRIMAC CASH SERIES
                            MERRIMAC TREASURY SERIES
                         MERRIMAC TREASURY PLUS SERIES
                        MERRIMAC U.S. GOVERNMENT SERIES
                           MERRIMAC MUNICIPAL SERIES

For investors who want more information about the Funds, the following documents are available free upon request:

* STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is legally a part of this prospectus.

* ANNUAL/SEMI-ANNUAL REPORTS: The Funds' and the Portfolios' annual and semi-annual reports provide additional information about the Portfolios' investments.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Funds by contacting the Funds' at 1-888-MERRMAC. You can also view the SAI and receive the reports free from the SEC's Internet website at.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.



















                     Distributed by Funds Distributor Inc.




                                   Investment Company Act *  File No. 811-08741

                                MERRIMAC SERIES

                             Merrimac Cash Series
                           Merrimac Treasury Series
                         Merrimac Treasury Plus Series
                        Merrimac U.S. Government Series
                           Merrimac Municipal Series

                      STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 2001

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of Merrimac Series dated March 1, 2001. Financial Statements are incorporated by reference into this SAI from the Funds' most recent Annual Report. You can get a free copy of the Prospectus for the Merrimac Series or the Funds' most recent annual and semi-annual reports, request other information and discuss your questions about the Funds by contacting the Funds at 1-888-MERRMAC.

Information about the Funds' (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Funds may be obtained on the Commission's Internet site at http://www.sec.gov.

                               TABLE OF CONTENTS



                                Page                                    Page
Fund History                      2     Capital Stock                    17
Description of the Funds, Their         Purchase, Redemption and
Investments and Risks             2     Valuation of Shares              19
  Classification                  2     Purchase and Redemption of Shares19
  Investment Strategies and Risks 3     Valuation of Shares              19
  Fund Policies                   7

Management of the Trusts          8     Taxation of the Trust            19
Control Persons                  11     Calculation of Performance Data  22
Investment Advisory and Other           Independent Auditors             25
Services                         13
  Investment Advisers and               Counsel                          25
  Sub-Advisers                   13
  Distributor                    15     Financial Statements             25
  Distribution and Shareholder
   Servicing Plans               15     Appendix                         26
  Administrator, Transfer Agent, 16
   Custodian and Fund Accountant
Brokerage Allocation and Other
  Practices                      16

                                 FUND HISTORY

This SAI provides information regarding the Merrimac Series (the "Trust") and five of its funds: Merrimac Cash Series ("Cash Series"), Merrimac Treasury Series ("Treasury Series"), Merrimac Treasury Plus Series ("Treasury Plus Series"), Merrimac U.S. Government Series ("U.S. Government Series") and Merrimac Municipal Series ("Municipal Series") (each, a "Fund" and collectively, the "Funds").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

The Merrimac Cash Portfolio ("Cash Portfolio"), the Merrimac Treasury Portfolio ("Treasury Portfolio"), the Merrimac Treasury Plus Portfolio ("Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio ("U.S. Government Portfolio") and the Merrimac Municipal Portfolio ("Municipal Portfolio") are each a series or sub-trust of the Merrimac Master Portfolio (the "Portfolio Trust"), a common law trust organized under New York law on October 30, 1996, registered as an open-end management investment company under the 1940 Act.

The  Cash  Portfolio,   Treasury  Portfolio,   Treasury  Plus  Portfolio,  U.S.
Government Portfolio and Municipal Portfolio are collectively referred to as (the "Portfolios").

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Trust's current Prospectus dated March 1, 2001 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-MERRMAC. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

             DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

CLASSIFICATION

Each Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. Each Portfolio has the same investment objective and restrictions as its corresponding Fund. Because the feeder funds invest all of their investable assets in their corresponding Portfolios, the description of each Fund's investment policies, techniques, specific investments and related risks that follows also applies to the corresponding Portfolio. All five Funds are sometimes referred to in this SAI as feeder funds.

The following are the feeder funds of the Trust and the corresponding master portfolios of the Portfolio Trust into which each invests.

                ----------------------------------------------------------
                        FEEDER FUND             MASTER PORTFOLIO
                ----------------------------------------------------------
                 Cash Series                    Cash Portfolio
                ----------------------------------------------------------
                 Treasury Series                Treasury Portfolio
                ----------------------------------------------------------
                 Treasury Plus Series           Treasury Plus Portfolio
                ----------------------------------------------------------
                 U.S. Government Series         U.S. Government Portfolio
                ----------------------------------------------------------
                 Municipal Series               Municipal Portfolio
                ----------------------------------------------------------

In addition to these feeder funds, other feeder funds may invest in these Portfolios, and information about the other feeder funds is available by calling 1-888-637-7622. The other feeder funds invest in the Portfolios on the same terms as the Funds and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Funds, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in a Portfolio may reduce the diversification of a Portfolio's investments, reduce economies of scale and increase a Portfolio's operating expenses. If the Portfolio Trust's Board of Trustees approves a change to the investment objective of a Portfolio that is not approved by the Trust's Board of Trustees, a Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of a fund's interest in its Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS

The money market instruments in which the Cash Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements. The Treasury Portfolio invests only in direct obligations of the U.S. Treasury and the Treasury Plus Portfolio invests substantially all of its assets in direct obligations of the U.S. Treasury in U.S. Government Securities (defined below). The U.S. Government Portfolio invests substantially all of its assets in short-term U.S. Government Securities and in repurchase agreements. The Municipal Portfolio invests in high quality money market instruments issued by municipalities and other issuers. The Municipal Series may take a temporary defensive position when its Sub-adviser determines that market conditions warrant. During these times the Fund may not be pursuing its investment goals or achieving its investment objective and may have up to 100% of its assets in cash or money market instruments that produce Federally taxable income.



MATURITY AND DURATION.

Each of the Portfolios has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, each Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits each Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions.

BANKERS' ACCEPTANCES. The Cash Portfolio may invest in bankers' acceptances, which are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT. The Cash Portfolio also may invest in certificates of deposit ("CDs"), which are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and thrift institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

EXTENDIBLE COMMERCIAL NOTES ("ECNs"). The Cash Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizeable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

FUNDING AGREEMENTS. The Cash Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

INVESTMENT COMPANIES. The Portfolios may invest in the securities of other investment companies to the extent allowed by law. Under the 1940 Act, each Portfolio's investment in investment companies is limited to, subject to certain exception, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets of investment companies in the aggregate.

ABN AMRO Asset Management (USA) LLC ("ABN AMRO") is sub-adviser to the Municipal Portfolio. ABN AMRO through its affiliates has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the funds which it manages, including the Municipal Portfolio, to invest in shares of money market funds affiliated with ABN AMRO. Pursuant to this order, the Municipal Portfolio is permitted to invest in shares of money market funds affiliated with ABN AMRO for cash management purposes, provided that the ABN AMRO and any of its affiliates waive management fees and other expense with respect to fund assets invested therein.

LOAN PARTICIPATIONS. The Cash Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Cash Portfolio may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for the Cash Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, the Cash Portfolio may be subject to delays, expenses and risks that are greater than if the Cash Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Cash Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Cash Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by the Cash Portfolio are generally regarded as illiquid.

MUNICIPAL SECURITIES. The Municipal Portfolio may invest in municipal securities. Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes.

MUNICIPAL BONDS. The Municipal Portfolio may invest in Municipal bonds. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds. A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Advisor's judgment. Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Sub-adviser of the Municipal Portfolio to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Portfolio may purchase industrial development and pollution control bonds. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

REPURCHASE AGREEMENTS. Each Portfolio except the Treasury Portfolio and the Municipal Portfolio may invest in repurchase agreements. A repurchase agreement is an agreement under which a Portfolio acquires money market instruments
(generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by a Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by a Portfolio at a time when their market value has declined, a Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by a Portfolio are collateral for a loan by a Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that a Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

REVERSE REPURCHASE AGREEMENTS. The Cash Portfolio, the Treasury Plus Portfolio and the U.S. Government Portfolio each may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, each Portfolio would sell the securities to financial institutions such as banks and broker-dealers and agree to repurchase them at a mutually agreed-upon date and price. Each Portfolio will enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to provide cash to satisfy redemption requests. At the time each Portfolio enters into a reverse repurchase agreement, it would place in a segregated custodial account, assets such as cash or liquid securities, consistent with each Portfolio's investment restrictions and having a value
equal  to  the  repurchase  price  (including  accrued  interest),   and  would
subsequently  monitor  the  account to ensure  that such  equivalent  value was maintained. Reverse repurchase agreements involve the risk that the counterparty may default at a time when the market value of securities sold by each Portfolio have increased in value. Reverse repurchase agreements are considered by the SEC to be borrowings by the Portfolio under the 1940 Act.

SECURITIES LENDING. Each Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

SHORT-TERM TRADING. Although each Portfolio usually intends to hold securities purchased until maturity, at which time they will be redeemable at their full principal value plus accrued interest, they may, at times, engage in short-term trading to attempt to take advantage of yield variations in the short-term market. Each Portfolio also may sell portfolio securities prior to maturity based on a revised evaluation of the creditworthiness of the issuer or to meet redemptions. In the event there are unusually heavy redemption requests due to changes in interest rates or otherwise, a Portfolio may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. However, each Portfolio believes that its ability to borrow funds to accommodate redemption requests may mitigate in part the necessity for such portfolio sales during these periods.

TIME DEPOSITS. The Cash Portfolio may invest in time deposits ("TDs"), which are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a TD earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

U.S. GOVERNMENT SECURITIES. Each Portfolio may invest in U.S. Government Securities. U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES. Each Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that a Portfolio enters into the commitment, but interest will not accrue to a Portfolio until delivery of and payment for the securities. Although each such Portfolio will only make commitments to purchase

"when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, each such Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. The Portfolios may, with respect to up to 25% of their total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolios have entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of a Portfolio's commitment will be segregated with a Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of a Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by a Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.



FUND POLICIES

The Funds and the Portfolios have adopted the following fundamental policies. Each of the Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of a Fund or a Portfolio, as the case may be, which phrase as used herein means the lesser of (i) 67% or more of the voting securities of a Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of a Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of a Fund or Portfolio.

As a matter of fundamental policy, each Portfolio (Fund) may not:

          (1) purchase any securities that would cause more than 25% of the total assets of the Portfolio at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to U.S. Government Securities or (for the Cash Portfolio (Series), the Treasury Plus Portfolio (Series) and the U.S. Government Portfolio (Series) bank obligations or repurchase agreements collateralized by any of such obligations as applicable; and for the Municipal Portfolio (Series) there is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.;

          (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions, provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Portfolio's assets taken at market value, less liabilities, other than borrowings;

          (3) purchase securities on margin (except for delayed delivery or when-issued transactions or such short-term credits as are necessary for the clearance of transactions);

          (4) make loans to any person or firm; provided, however, that the making of a loan shall not include entering into repurchase agreements, and provided further that a Portfolio may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of a Portfolio's total assets;

          (5) engage in the business of underwriting the securities issued by others, except that a Portfolio will not be deemed to be engaging in the business of underwriting with respect to the purchase or sale of securities subject to legal or contractual restrictions on disposition;

          (6) issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act; and

          (7) purchase or sell real estate, commodities, or commodity contracts unless acquired as a result of ownership of securities, and provided further that a Portfolio may invest in securities backed by real estate and in financial futures contracts and options thereon.

If any  percentage  restriction  described  above  for the  relevant  Portfolio
(Fund), is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the net assets of the Portfolios (Fund) will not constitute a violation of the restriction. The above restrictions also apply to each Fund, with the exception that a Fund may invest all of its investable assets without limitation in its respective Portfolio.

                           MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Funds rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Funds, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Funds are delegated to their Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust and the Portfolio Trust is 200 Clarendon Street, Boston, Massachusetts 02116.

TRUSTEES AND OFFICERS OF THE TRUST

KEVIN J. SHEEHAN, TRUSTEE*, 6/22/51, Director 1990 - present, President June 1992 - present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995
- present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1997 - present, Vice President and Principal, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) November 1987 - January 1995.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart. Mr. Hines also serves as a profession trustee for several family trusts. In his capacity as trustee of certain of these trusts, Mr. Hines has retained the services of Investors Bank & Trust Company to provide custody services with respect to approximately $800 million in assets.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 - March 1996, Bankers Trust Company.

GEORGE A. RIO, PRESIDENT, 1/2/55, Executive Vice President, Client Service Director of Funds Distributor, Inc., April 1998 - present; Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds, June 1995 - March 1998; Director of Business Development for First Data Corporation, May
1994 - June 1995; Senior Vice President, Manager of Client Services and Director of Internal Audit at The Boston Company, September 1983 - May 1994.

PAUL J. JASINSKI, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

JOHN F. PYNE, VICE PRESIDENT AND ASSISTANT TREASURER, 7/22/68, Manager, Investors Bank & Trust Company 2000 - present. Assistant Treasurer, State Street Bank 1992 - 2000.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995 - present.

SANDRA I. MADDEN, ASSISTANT SECRETARY, 8/29/66, Associate Counsel, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1999 - present; Associate at Scudder Kemper Investments, Inc. in the Mutual Fund Administration Group of the Legal Department, 1996-1999.

TRUSTEES AND OFFICERS OF THE PORTFOLIO TRUST

KEVIN J. SHEEHAN, TRUSTEE**,  6/22/51, Director since 1990, President June 1992
- present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995 - present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1997 - present, Vice President and Principal, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) November 1987 - January 1995.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart. Mr. Hines also serves as a profession trustee for several family trusts. In his capacity as trustee of certain of these trusts, Mr. Hines has retained the services of Investors Bank & Trust Company to provide custody services with respect to approximately $800 million in assets.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 - March 1996, Bankers Trust Company.

PAUL J. JASINSKI, PRESIDENT, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

JOHN F. PYNE, VICE PRESIDENT AND ASSISTANT TREASURER, 7/22/68, Manager, Investors Bank & Trust Company 2000 - present. Assistant Treasurer, State Street Bank 1992 - 2000.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995.

SANDRA I. MADDEN, ASSISTANT SECRETARY, 8/29/66, Associate Counsel, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1999 - present; Associate Counsel at Scudder Kemper Investments, Inc. in the Mutual Fund Administration Group of the Legal Department, 1996-1999.

*Indicates that the Trustee is an "interested person" of the Trust as defined in the 1940 Act.
**Indicates that the Trustee is an "interested person" of the Portfolio Trust as defined in the 1940 Act.

COMPENSATION OF THE TRUSTEES AND OFFICERS. Neither the Trust nor the Portfolio Trust compensates the Trustees or officers of the Trust and the Portfolio Trust who are affiliated with Investors Bank or Funds Distributor, Inc. None of the Trustees or officers of the Trust or the Portfolio Trust have engaged in any financial transactions with the Trust or the Portfolio Trust, respectively, during the fiscal year ended December 31, 2000.

The Trustees of the Portfolio Trust are paid an annual retainer of $10,000, payable in equal quarterly installments, and a $2,500 meeting fee for each quarterly meeting attended. Each Fund bears its pro rata allocation of Trustees' fees paid by its corresponding Portfolio to the Trustees of the Portfolio Trust. The unaffiliated Trustees of the Trust are paid an annual fee of $5,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and the Fund Complex to each Trustee for the fiscal period ended December 31, 2000.

                     Aggregate      Pension or Retirement    Total Compensation
                   Compensation      Benefits Accrued as    From Trust and Fund
Name of Trustee   From the Trust   Part of Fund's Expenses      Complex *
---------------   --------------   -----------------------      ---------

Kevin J. Sheehan       $0                    $0                    $0

Francis J. Gaul, Jr. $5,000                  $0                  $27,000

Edward F. Hines, Jr. $5,000                  $0                  $27,000

Thomas E. Sinton     $5,000                  $0                  $27,000

*Fund Complex consists of the Trust, the Portfolio Trust, and the Merrimac Funds, comprising eleven series as of December 31, 2000. The Merrimac Municipal Portfolio and the Merrimac Municipal Series commenced operations on March 1, 2001.

                                CONTROL PERSONS



Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

As of February 1, 2001, the following shareholders were deemed to be a "control person" of the Trust as such term is defined in the 1940 Act.

                        NAME AND ADDRESS OF          NATURE OF        PERCENT
TITLE OF CLASS           BENEFICIAL OWNER           BENEFICIAL     OF PORTFOLIO
--------------           ----------------           OWNERSHIP      ------------
                                                    ---------
Cash Series-          Strafe & Co.                  Direct Ownership   42.69%
Premium Class         Attn:  BOIA One Group OPS
                      1111 Polaris Parkway
                      P.O. Box 710211
                      Columbus, OH 43271

Cash Series -         Saturn & Co                  Direct Ownership   94.01%
Institutional Class   c/o Investors Bank &
                      Trust Co.
                      P.O. Box 9130 FPG90
                      Boston, MA  02117

Cash Series-          Funds Distributors, Inc.     Direct Ownership   100%
Investment Class      60 State Street
                      Suite 1300
                      Boston, MA 02109

Treasury Series-      M&I National Trust           Direct Ownership   62.07%
Premium Class         Company
                      P.O. Box 1980
                      West Bend, WI 53095

Treasury Series -     Maril & Co.                  Direct Ownership   34.77%
Premium Class         Attn:  ACM Fund Acctg.
                      1000 N. Water Street, 14th Floor
                      Milwaukee, WI 53202

Treasury Series-      Saturn & Co.                 Direct Ownership   100%
Institutional Class   c/o Investors Bank &
                      Trust Co.
                      P.O. Box 9130  FPG90
                      Boston, MA 02117

Treasury  Series -    Funds Distributors, Inc.     Direct Ownership   100%
Investment Class      60 State Street
                      Suite 1300
                      Boston, MA 02109

Treasury Plus         Miaz & Co.                   Direct Ownership   56.24%
Series-Premium        Attn:  ACM/ Fund Acctg.
Class                 1000 N. Water Street, 14th Floor
                      Milwaukee WI 53202

Treasury Plus         Maril & Co.                  Direct Ownership   43.76%
Series-Premium        Attn:  ACM Fund Acctg.
Class                 1000 N. Water Street, 14th Floor
                      Milwaukee WI 53202

Treasury Plus         Saturn & Co.                 Direct Ownership   99.98%
Series-Institutional  c/o Investors Bank &
Class                 Trust Co.
                      P.O. Box 9130  FPG90
                      Boston, MA 02117

Treasury Plus         Funds Distributors, Inc.     Direct Ownership   100%
Series-Investment     60 State Street
Class                 Suite 1300
                      Boston, MA 02109

U.S. Government       Funds Distributors, Inc.     Direct Ownership   100%
Series -              60 State Street
Premium Class         Suite 1300
                      Boston, MA 02109

U.S. Government       Saturn & Co.                 Direct Ownership   100%
Series-               c/o Investors Bank &
Institutional Class   Trust Co.
                      P.O.Box 9130  FPG90
                      Boston, MA 02117

U.S. Government       Funds Distributors, Inc.     Direct Ownership   100%
Series-               60 State Street
Investment Class      Suite 1300
                      Boston, MA 02109



Principal Holders is defined by the 1940 Act as the percentage of ownership of each person who owns of record or is known by the Fund to own beneficially 5% or more of any one Class of the Fund's outstanding securities. As of February 1, 2001, the following shareholders were deemed to be "principal holders" of the Trust as such term is defined in the 1940 Act.

                        NAME AND ADDRESS OF          NATURE OF        PERCENT
TITLE OF CLASS           BENEFICIAL OWNER           BENEFICIAL     OF PORTFOLIO
--------------           ----------------           OWNERSHIP      ------------
                                                    ---------
Cash Series-          Key Trust Company of Ohio, NA Direct Ownership   22.87%
Premium Class         127 Public Sq.
                      Cleveland, OH 44114

Cash Series-          Lorillard Licensing Company   Direct Ownership   16.91%
Premium Class         LLC
                      1601 First Union Tower
                      300 N. Greene Street
                      Greensboro, NC 27401

Cash Series-          The Bear Stearns Companies,   Direct Ownership   7.62%
Premium Class         Inc.
                      1 Metrotech Center North
                      Brooklyn, NY 11201

Cash Series-          Christian Science Custody     Direct Ownership   5.94%
Institutional Class   c/o Investors Bank &Trust Co.
                      200 Clarendon Street, CSF 71
                      Boston, MA 02116

As of February 1, 2001 the Merrimac Municipal Series had not yet commenced operations.

As of February 1, 2001, Trustees and officers of the Trust owned in the aggregate less than 1% of any of the Portfolios.



                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS AND SUB-ADVISERS

The Portfolios each retain Investors Bank & Trust Company ("Investors Bank" or the "Adviser") as their investment adviser. The Investment Adviser Agreements (the "Adviser Agreements") between Investors Bank and each of the Portfolios provides that Investors Bank will manage the operations of the Portfolios, subject to the policies established by the Board of Trustees of the Trust. Investors Bank also provides office space, facilities, equipment and personnel necessary to supervise the Portfolios' operations and pays the compensation of each such Portfolio's officers, employees and directors who are affiliated with Investors Bank. The Portfolios, each pay Investors Bank a unitary fee the services provided as Investment Adviser, Administrator, Custodian, Fund Accountant and Transfer Agent. For a description of the rate of compensation that the Portfolios pay Investors Bank under the Adviser Agreements, see "Administrator, Transfer Agent and Fund Accountant" below.

Each Portfolio pays Investors Bank a fee for its services. The fee paid to Investors Bank by the each of the Portfolios for the fiscal years ending December 31 are as follows:

  ---------------------------------------------------------------------------
        PORTFOLIO               1998            1999            2000
  ---------------------------------------------------------------------------
    Cash Portfolio          $1,760,305*     $2,117,982       $1,910,240
  ---------------------------------------------------------------------------
    Treasury Portfolio         98,068          302,524          447,505
  ---------------------------------------------------------------------------
    Treasury Plus Portfolio     N/A            397,835**        412,284
  ---------------------------------------------------------------------------
    U.S. Government Portfolio   N/A            123,332***       240,037
  ---------------------------------------------------------------------------
    Municipal Portfolio         N/A             N/A              N/A
  ---------------------------------------------------------------------------

*Investors Bank waived $384,213 in fees out of a total of $2,144,518 during the fiscal  year ended  December  31,  1998.
** For the period January 22, 1999 (commencement of operations) to December 31,
   1999
***For the period June 29, 1999  (commencement  of  operations) to December 31,
   1999

Pursuant to Investment Sub-Adviser Agreements, Investors Bank has retained the following sub-advisers for each respective Portfolio. Each Sub-Adviser is compensated as shown below by Investors Bank at no additional cost to the Portfolios. Subject to the supervision of Investors Bank and of the Portfolio Trust's Board of Trustees, the sub-advisers furnish to each Portfolio investment research, advice and supervision and determine what securities will be purchased, held or sold by the Portfolios.

For its services, Allmerica Asset Management, Inc. ("AAM") will receive an annual fee, computed and paid monthly, based on the average net assets ("ANA") of the Cash Portfolio and the U.S. Government Portfolio according to the following schedule:

                ASSETS                                  RATE
                ------                                  ----

                First $500 Million..................... 0.09%
                Next $500 Million...................... 0.07%
                Over $1 Billion........................ 0.06%

Prior to September 1, 1998, the Cash Portfolio was advised by The Bank of New York ("BNY") who was paid an annual fee, computed and paid monthly, based on 0.08% of the ANA of the Cash Portfolio.

For its services M&I Investment Management Corp. ("M&I") will receive an annual fee, computed and paid monthly at an annual rate of 0.08% of the average daily net assets for the Treasury Portfolio and the Treasury Plus Portfolio. Prior to January 4, 1999, the Treasury Portfolio was advised by Aeltus Investment Management, Inc. ("Aeltus") who received fees at the same rate as M&I currently receive.

For its services ABN AMRO Asset Management (USA) LLC ("ABN AMRO") will receive an annual fee, computed and paid monthly, based on the ANA of the Merrimac Municipal Portfolio according to the following schedule:

                ASSETS                                  RATE
                ------                                  ----

                First $75 Million  .................... 0.12%
                Next $75 Million....................... 0.10%
                Over $150 Million...................... 0.08%

Payments to the sub-advisers for each Portfolio by Investors Bank during the past three fiscal years were as follows:

  ----------------------------------------------------------------------------
                                        1998            1999            2000
  ----------------------------------------------------------------------------

    AAM
  ----------------------------------------------------------------------------
    Cash Portfolio                    $233,588        $947,094        $863,954
  ----------------------------------------------------------------------------
    U.S. Government Portfolio            -              65,311*        127,113
  ----------------------------------------------------------------------------

    M&I
  ----------------------------------------------------------------------------
    Treasury Portfolio                   -             145,788         208,168
  ----------------------------------------------------------------------------
    Treasury Plus Portfolio              -             183,100**       196,537
  ----------------------------------------------------------------------------

    BNY
  ----------------------------------------------------------------------------
    Cash Portfolio                     429,014           -               -
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------

    AELTUS
  ----------------------------------------------------------------------------
    Treasury Portfolio                  46,158             755           -
  ----------------------------------------------------------------------------

*The U.S. Government Portfolio commenced operations June 29, 1999.
** The Treasury Plus Portfolio commenced operations January 22, 1999.

The Portfolios bear the expenses of their operations other than those incurred by the Sub-advisers. Among the other expenses, the Portfolios pay share pricing and shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees and expenses; expenses of shareholder reports; registration and reporting fees and expenses; and the Portfolio Trust's Trustee fees and expenses.

The Investment Adviser acts as a "manager of managers" for the Portfolios, and supervises adherence by the Sub-advisers of each Fund's investment policies and guidelines. The Investment Adviser also recommends the appointment of additional or replacement Sub-advisers to the Portfolios' Board of Trustees. The Investment Adviser, the Portfolios' and the Funds' have jointly requested exemptive relief from the Securities and Exchange Commission (the "SEC") to permit the Investment Adviser and the Portfolios to add or terminate Sub-advisers without shareholder approval.

DISTRIBUTOR

Shares of the Funds are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated June 1, 1998. The Distributor makes itself available to receive purchase orders for the Funds' shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Funds' shares. The Distributor receives no commissions or other compensation from the Funds for its services, but receives compensation from Investors Bank for services it performs in acting as the Funds' Distributor.

The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees"). The Distribution Plan may be terminated with respect to a Fund at any time by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting shares of such Fund.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to the Institutional Class and the Investment Class of each Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Funds and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Trustees. The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank serves as Administrator to the Funds and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Portfolios. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also serves as transfer and dividend paying agent for the Funds and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer and dividend paying agent for the Portfolios. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and IBT Canada is responsible for maintaining records of holders in interest and for the payment of distributions for each Portfolio.

Investors Bank also acts as custodian for the Funds and for the Portfolios. As custodian, Investors Bank holds cash, securities and other assets of the Funds and the Portfolios as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Funds and the Portfolios. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Fund and Portfolio.

For its services as Investment Adviser, Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Cash Portfolio, the Treasury Portfolio, the Treasury Plus Portfolio, the U.S. Government Portfolio and the Municipal Portfolio each pay Investors Bank an aggregate fee, at an annual rate of 0.17% of the ANA of such Portfolio. These fees are calculated daily and paid monthly. For its services as Administrator, Transfer Agent, Custodian and Fund Accounting Agent, the Funds each pay Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.01% of ANA of such Fund.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Purchases and sales of securities for the Portfolios usually are principal transactions. Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios do not anticipate paying brokerage commissions. Any transaction for which the Portfolios pay a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers include the spread between the bid and asked price.

Allocations of transactions, including their frequency, to various dealers is determined by the respective Sub-Advisers in their best judgment and in a manner deemed to be in the best interest of each of the Funds and the other investors in the Portfolios rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

Investment decisions for the Portfolios will be made independently from those for any other account or investment company that is or may in the future become managed by the Sub-Advisers. If, however, the Portfolios and other accounts managed by its Sub-Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Portfolio or the size of the position obtainable for that Portfolio. In addition, when purchases or sales of the same security for a Portfolio and for other accounts managed by their Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

                                 CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of each Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act. The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                 PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

VALUATION OF SHARES

The following is a description of the procedures used by the Funds in valuing their assets.

The investment securities in the Portfolios are valued based upon the amortized cost method which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Although the amortized cost method provides consistency in valuation, it may result in periods during which the stated value of a security is higher or lower than the price a Portfolio would receive if the security were sold. This method of valuation is used in order to stabilize the NAV of shares of each Fund at $1.00; however, there can be no assurance that each Fund's NAV will always remain at $1.00 per share.

                             TAXATION OF THE TRUST

Each Fund is treated as a separate entity for accounting and tax purposes. Each Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, each Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

Each Portfolio is treated as a partnership for federal income tax purposes. As such, a Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because a Fund invests its assets in its corresponding Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for its corresponding Fund to satisfy them. Each Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. A Portfolio will make allocations to its corresponding Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund will be deemed (i) to own its proportionate share of each of the assets of its corresponding Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of a Fund, each Fund will distribute net realized capital gains. For federal income tax purposes, a Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If a Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Distributions from a Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Funds to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of each Portfolio's investments, no portion of any Fund's distributions will generally qualify for the dividends received deduction. A Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of its corresponding Portfolio from stock investments in U.S. domestic corporations.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Municipal Series intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund. The Municipal Series' interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Municipal Series is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to the Municipal Series and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should 59 consult their tax advisers before purchasing shares in the Municipal Series. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Municipal Series may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."
Shareholders of the Municipal Series should consult their tax advisers to determine whether any portion of the income dividends received from the Municipal Series is considered tax exempt in their particular states. Issuers of bonds purchased by the Municipal Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time. Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Municipal Series to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."


                        CALCULATION OF PERFORMANCE DATA

From time to time, each of the Funds may quote their "yield" and "effective yield" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

YIELD

The current yield for the Funds is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).



The Funds' 7-day yield for the period ended December 31, 2000, was as follows:

   CLASS       CASH      TREASURY    TREASURY PLUS  U.S. GOVERNMENT   MUNICIPAL
               SERIES     SERIES        SERIES           SERIES        SERIES*
Premium        6.58%      5.98%         5.83%            6.24%          NA
Institutional  6.34%      5.73%         5.58%            5.99%          NA
Investment*     NA         NA            NA               NA            NA
* The Municipal Series had not commenced operations as of December 31, 2000. The Investment Class of each other Fund commenced operations on December 28, 2000.

EFFECTIVE YIELD

In addition, the Funds may calculate a compound effective annualized yield by determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted according to the following formula:

   Effective Yield = [( Base Period return +1 ) (365/7 exponentional power)] - 1 (i.e. adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.)

The net change in the value of the  account  reflects  the value of  additional
shares,   but  does  not  include  realized  gains  and  losses  or  unrealized appreciation and depreciation.

The Funds' 7-day effective yield for the period ended December 31, 2000, was as follows:

   CLASS       CASH      TREASURY    TREASURY PLUS  U.S. GOVERNMENT   MUNICIPAL
               SERIES     SERIES        SERIES           SERIES        SERIES*
Premium        6.80%      6.01%         6.41%            6.44%          NA
Institutional  6.54%      5.75%         6.14%            6.18%          NA
Investment*     NA         NA            NA               NA            NA
* The Municipal Series had not commenced operations as of December 31, 2000. The Investment Class of each other Fund commenced operations on December 28, 2000.

TAX EQUIVALENT YIELDS

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax- exempt. Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

TOTAL RETURN

The Funds may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as any of such Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Funds' average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Funds' performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance.

The following are the average annual total returns for the fiscal year ended December 31, 2000 and since the inception for each Class of the Funds.

 -----------------------------------------------------------------------------
                                                              COMMENCEMENT
  CASH SERIES       DECEMBER 31, 2000      SINCE INCEPTION    OF OPERATIONS
 -----------------------------------------------------------------------------
  PREMIUM CLASS          6.51%                   5.78%       JUNE 25, 1998
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS    6.25%                   5.52%       JUNE 25, 1998
 -----------------------------------------------------------------------------
  INVESTMENT CLASS       6.24%                   6.24%       DECEMBER 28, 2000
 -----------------------------------------------------------------------------

 -----------------------------------------------------------------------------
                                                              COMMENCEMENT
  TREASURY SERIES   DECEMBER 31, 2000      SINCE INCEPTION    OF OPERATIONS
 -----------------------------------------------------------------------------
  PREMIUM CLASS          5.81%                   5.23%       FEBRUARY 19, 1999
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS    5.55%                   4.79%       JUNE 25, 1998
 -----------------------------------------------------------------------------
  INVESTMENT CLASS       5.48%                   5.48%       DECEMBER 28, 2000
 -----------------------------------------------------------------------------

 -----------------------------------------------------------------------------
                                                              COMMENCEMENT
  TREASURY PLUS     DECEMBER 31, 2000      SINCE INCEPTION    OF OPERATIONS
  SERIES
 -----------------------------------------------------------------------------
  PREMIUM CLASS          6.45%                   6.45%       MAY 1, 2000
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS    5.87%                   5.21%       JANUARY 22, 1999
 -----------------------------------------------------------------------------
  INVESTMENT CLASS       5.72%                   5.72%       DECEMBER 28, 2000
 -----------------------------------------------------------------------------

 -----------------------------------------------------------------------------
                                                              COMMENCEMENT
  U.S.GOVERNMENT    DECEMBER 31, 2000      SINCE INCEPTION    OF OPERATIONS
  SERIES
 -----------------------------------------------------------------------------
  PREMIUM CLASS          6.42%                   6.42%       MAY 1, 2000*
 -----------------------------------------------------------------------------
  INSTITUTIONAL CLASS    5.94%                   5.61%       JUNE 29, 1999
 -----------------------------------------------------------------------------
  INVESTMENT CLASS       5.88%                   5.88%       DECEMBER 28, 2000
 -----------------------------------------------------------------------------

The Municipal Series had not commenced operations as of December 31, 2000.

Each Fund's performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses. As described above, total return is based on historical earnings and is not intended to indicate future performance. Consequently, any given performance quotation should not be considered as representative of a Fund's performance for any specified period in the future. Performance information may be useful as a basis for comparison with other investment alternatives. However, a Fund's performance will fluctuate, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time.

                             INDEPENDENT AUDITORS

Ernst & Young LLP serve as the independent auditors to the Trust and the Portfolio Trust.

                                    COUNSEL



Goodwin, Procter LLP serves as counsel to the Trust and the Portfolio Trust.



                             FINANCIAL STATEMENTS

Each Fund's financial statements contained in the 2000 Annual Reports of the Merrimac Series' have been audited by Ernst & Young LLP, independent auditors, and are incorporated by reference into this SAI. Copies of the Merrimac Series 2000 Annual Report may be obtained by calling 1-888-MERRMAC.

                                   APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations.
Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument (corporate and municipal debt) ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument (corporate and municipal debt) ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

SHORT TERM MUNICIPAL LOANS.

S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG/VMIG-1 group.

                                 Merrimac Logo








MARCH 1, 2001                                                        PROSPECTUS


                                MERRIMAC SERIES


MERRIMAC SHORT-TERM ASSET RESERVE ("STAR") SERIES:
Premium Class, Institutional Class and Investment Class.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

CONTENTS                                                                   Page

THE FUND

RISK/RETURN SUMMARIES



STAR Series..........................................................

FUND'S MANAGEMENT....................................................        4

YOUR INVESTMENT

SHAREHOLDER INFORMATION                                                      4

Purchases............................................................        4

Redemptions..........................................................        5

Valuation of Shares..................................................        6

Dividends and Distributions..........................................        6

Federal Taxes........................................................        6

Class Expenses and Distribution and Shareholder Servicing Plans......        7

Master/Feeder Structure..............................................        7

FINANCIAL HIGHLIGHTS.................................................        8

APPENDIX A...........................................................        9

Description Of Securities In Which the Portfolio Can Invest                  9



FOR MORE INFORMATION

Back Cover

                             RISK/RETURN SUMMARIES


The following information is only a summary of important information that you should know about the Merrimac Short-term Asset Reserve (STAR) Series (the "Fund"). As with any mutual fund, there is no guarantee that the Fund will achieve its goals.

Traditional mutual funds directly acquire and manage their own portfolio securities. The Fund is organized in a "master-feeder" structure, under which it invests all of its assets in a Standish, Ayer & Wood Master Portfolio (the "Portfolio"). The Fund and its corresponding Portfolio have substantially the same investment objectives and investment policies.


                MERRIMAC SHORT-TERM ASSET RESERVE (STAR) SERIES

>  THE FUND'S INVESTMENT OBJECTIVE AND MAIN STRATEGY

   The Merrimac STAR Series' investment objective is to achieve a high level of current income consistent with preserving principal and liquidity. Standish, Ayer & Wood, Inc. ("Standish"), the adviser of Standish Short-Term Asset Reserve Portfolio, attempts to achieve the Fund's objective by investing the Portfolio's assets primarily in U.S. dollar-denominated money market instruments, short-term fixed-income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The Portfolio may also invest in interest rate futures contracts. The Portfolio invests exclusively in investment grade securities and no more than 15% of total assets in securities rated BBB or Baa (A-2, P-2 or Duff-2 for money market instruments) by a rating agency or their unrated equivalents. Standish targets an average credit quality of the Portfolio's investment securities in the range of A to AA/Aa. The Portfolio generally will maintain an average dollar-weighted effective portfolio maturity of 6 to 15 months with a maximum average maturity of 18 months. No security can have an effective maturity of more than 5 years.

   Standish focuses on identifying undervalued sectors and securities and minimizes the use of an interest rate forecasting strategy. Standish looks for securities with the most potential for added value, such as those involving the potential for credit upgrades, unique structural characteristics or innovative features. Standish selects securities for the Portfolio by:

   * Using research to locate opportunities in less efficient areas of the short-term fixed-income market.

   * Using yield curve analysis to identify securities that present the most attractive tradeoff between the higher returns and higher risks associated with extending maturities.

   * Investing in innovative securities that may not be widely followed or understood by other investors.

>  MAIN RISKS OF INVESTING IN THE FUND

   Investors could lose money on their investment in the Fund. The primary risks of investing in the Fund are as follows:

   * INTEREST RATE RISK involves the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

   * CREDIT RISK involves the possibility that an issuer of a security owned by the Fund has its credit rating downgraded or defaults on its obligation to pay principal and/or interest.

   * PREPAYMENT RISK involves the possibility that when interest rates are declining, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities.

   * EXTENSION RISK involves the possibility that when interest rates are rising, the average life of some securities may extend because of slower than expected principal payments. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security.

   * FOREIGN SECURITIES RISK involves the possibility that prices of foreign securities may decline due to unfavorable foreign government actions, political, economic or market instability or the absence of accurate information about foreign companies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

   * DERIVATIVE RISK involves the possibility that the Fund may have difficulty closing out its position in interest rate futures contracts or closing out its position at a price which Standish believes will be advantageous to the fund during a period of extreme interest rate volatility.

   In view of the risks inherent in all investments in securities, there is no assurance that the Fund's objective will be achieved. See Fund's Investments for more information.

   An investment in the Fund is not a deposit of Investors Bank & Trust Company, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

>  THE VALUE OF YOUR INVESTMENT IN THE FUND FLUCTUATE

   Yes, it could. Unlike a money market fund, the Fund is not managed to preserve the Fund's NAV at $1.00 per share and therefore the Fund's share price will fluctuate.

>  FUND PERFORMANCE

   The bar chart and average annual total return table demonstrate the risks of investing in the Fund. The return shown is for the Standish STAR Fund which is a separate feeder fund that invests all of its assets in the Portfolio. The return of the Fund would differ from the return of Standish STAR Fund to the extent of any differences in their respective operating expenses. The bar chart shows changes in the performance for the full calendar periods indicated. The table shows how the average annual total return for different calendar periods compared to those of domestic, taxable money market funds, which contain many of the same types of securities used in the Standish STAR Fund. Past performance does not necessarily indicate what will happen in the future. The Fund began operations on August 7, 1998 and ceased investment operations on May 26, 1999.

   TOTAL RETURN

Bar Chart

1991    9.41%

1992    4.35%

1993    5.09%

1994    2.26%

1995    7.85%

1996    5.62%

1997    5.94%

1998    5.75%

1999    4.61%

2000    6.94%



   During the periods shown in the bar chart, the highest total return for a quarter was 2.63% (quarter ending September 30, 1991) and the lowest total return for a quarter was 0.06% (quarter ending June 30, 1994).



   PERIODS ENDED DECEMBER 31, 2000
   ............................................................................

                                1 YEAR   5 YEARS   10 YEARS   LIFE OF FUND      INCEPTION DATE
   Standish STAR Fund           6.94%     5.77%     5.76%        6.34%          January 3, 1989
   IMoneyNet Fund Average       5.86%     5.11%     4.65%        5.26%                 --


>  FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the STAR Series. There are no fees or sales loads charged to your account when you buy or sell Fund shares.

   ANNUAL FUND OPERATING EXPENSES - EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
   ............................................................................

                         Premium Class   Institutional Class   Investment Class
   Management Fees           0.25%                0.25%             0.25%
   Distribution (12b-1) Fees None                 None              0.10%
   Other Expenses (1)        0.11%                0.36%             0.36%
                             -----                -----             -----
   Total Annual Fund
   Operating Expenses (2)    0.36%                0.61%             0.71%
                             -----                -----             -----
                             -----                -----             -----
-----------------
   (1) Other Expenses are estimated based upon the expected expenses that the Fund would incur during fiscal year ending December 31, 2001. "Other Expenses" include expenses such as legal, accounting and printing services and shareholder servicing fees for the Institutional Class and Investment Class.
   (2) This table and the example below reflect the Fund's estimated expenses and the Fund's share of the Portfolio's estimated expenses for the
        fiscal year ended December 31, 2001.   The Fund has not operated since
        May 26, 1999.

>  EXAMPLE

   This example is intended to help you compare the cost of investing in the Premium, Institutional or Investment Class of the Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in the Premium, Institutional or Investment Class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                CLASS           1 YEAR          3 YEARS

            Premium Class        $37             $ 116
          Institutional Class    $62             $ 195
           Investment Class      $73             $ 227

                               FUND'S MANAGEMENT

INVESTMENT ADVISER. The Fund has not retained the services of an investment adviser because it invests all of its investable assets in the Portfolio. The Portfolio has retained the services of Standish as investment adviser. Standish manages the Portfolio, selects investments and places all orders for the purchase and sale of the Portfolio's securities, subject to the supervision of, and policies established by, the Portfolio's Board of Trustees. Standish has been providing investment advisory services since it was established in 1933. Standish's business address is One Financial Center, Boston, Massachusetts 02111. For its services as investment adviser to the Portfolio, Standish is paid a fee computed at an annual rate of 0.25% of the ANA of the Portfolio, including those attributable to the Fund.

The STAR Portfolio has two portfolio managers, Jennifer Pline and Barbara J. McKenna. Ms. Pline has been employed by Standish since 1987 and has been a portfolio manager of the STAR Portfolio's portfolio since January 1, 1991. Ms. Pline is a Director and a Vice President of Standish. Ms. McKenna has been a portfolio manager of the STAR Portfolio's portfolio since January 1998. Ms. McKenna has served as a Vice President of Standish since 1996. Prior to joining Standish, Ms. McKenna managed institutional fixed-income accounts at BayBank.

The investment adviser may pay out of its respective fees a transaction, service, administrative, or other similar fee charged by a financial intermediary, or other financial representative with respect to the purchase or sale of shares of the Fund. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

                            SHAREHOLDER INFORMATION

>  PURCHASES

   GENERAL INFORMATION. Shares may be purchased only through the Distributor, Funds Distributor Inc., which offers the Fund's shares to the public on a continuous basis. Shares of the Fund may be purchased only in those states where they may be lawfully sold. Shares are sold at the NAV per share next computed after the purchase order is received in good order by the Distributor and payment for shares is received by Investors Bank, the Fund's Custodian. See the Account Application or call 1-888-MERRMAC for instructions on how to make payment for shares to the Custodian. Shareholders may also make general inquiries by calling 1-888-MERRMAC.

   INVESTMENT MINIMUM. The minimum initial investment for Premium Class shares of the Fund is $10 million. Institutions may satisfy the minimum investment by aggregating their fiduciary accounts. The minimum initial investment for Institutional Class and Investment Class shares is $10,000. Subsequent purchases may be in any amount. The Fund reserves the right to waive the minimum initial investment. When a Premium Class shareholder's account balance falls below $1 million due to redemption, the Fund may close the account. Such shareholders will be notified if the minimum balance is not being maintained and will be allowed 60 days to make additional investments before the account is closed.

   Share purchase orders are deemed to be in good order on the date the Fund receives a completed Account Application (and other documents required by the Trust) and federal funds become available to the Fund in the Fund's account with Investors Bank.

   Purchases may be made only by wire. Wiring instructions for purchases of shares of the Fund are as follows:

                        Investors Bank & Trust Company
                               ABA #: 011001438
                             Attn: [Name of Fund]
                               DDA #: 717171333
                                Name of Account
                                   Account #
                                Amount of Wire:

   A bank may impose a charge to execute a wire transfer. A purchaser must call 1-888-MERRMAC to inform Investors Bank of an incoming wire transfer. A purchase order for shares received in proper form by the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. (ET)), on a Business Day will be executed at the NAV per share next determined after receipt of the order, provided that Investors Bank receives the wire by the close of business on the day the purchase order is received. A Business Day is any day on which the NYSE is open. Purchase orders received after the close of trading on the NYSE will be effected on the next Business Day if cleared funds are received before the close of business on the next Business Day. Purchase orders for shares for which payment has not been received by the close of business will not be accepted, and notice thereof will be given to the purchaser.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all purchase orders must be received by the close of trading on the NYSE.

   The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders, and (iii) to modify or eliminate the minimum initial investment in Fund shares. Purchase orders may be refused if, for example, they are of a size that could disrupt management of the Portfolio.

>  REDEMPTIONS

   Shareholders may redeem all or a portion of their shares on any Business Day. Shares will be redeemed at the NAV next determined after Investors Bank has received a proper notice of redemption as described below. If notice of redemption is received prior to the close of trading on the NYSE, on a Business Day, the redemption will be effective on the date of receipt. Proceeds of the redemption will ordinarily be made by wire on the date of receipt, but in any event within three Business Days from the date of receipt.

   Shareholder redemption requests received after the close of trading on the NYSE, on a Business Day, will ordinarily be received by wire on the second Business Day after the date of receipt, but in any event within four Business Days from the date of receipt.

   The Fund reserves the right in its sole discretion to suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.

   On days when the financial markets close early, such as the day after Thanksgiving and Christmas Eve, all redemption orders must be received by the close of trading on the NYSE.

   A shareholder may elect to receive payment in the form of a wire or check. There is no charge imposed by the Fund to redeem shares; however, in the case of redemption by wire, a shareholder's bank may impose its own wire transfer fee for receipt of the wire.

   REDEMPTION BY WIRE. To redeem shares by wire, a shareholder or any authorized agent (so designated on the Account Application) must provide Investors Bank with the dollar amount to be redeemed, the account to which the redemption proceeds should be wired (such account must have been previously designated by the shareholder on its Account Application, the name of the shareholder and the shareholder's account number).



   A shareholder may change its authorized agent, the address of record or the account designated to receive redemption proceeds at any time by writing to Investors Bank with a signature guarantee. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp.

   REDEMPTION BY MAIL. A shareholder who desires to redeem shares by mail may do so by mailing proper notice of redemption directly to Investors Bank,
   ATTN: Transfer Agency, OPS 22, P.O. Box 9130, Boston, MA 02117-9130. Proper notice of redemption includes written notice requesting redemption along with the signature of all persons in whose names the shares are registered and signed exactly as the shares are registered. The signature(s) must be guaranteed by an acceptable financial institution (such as a bank, broker, or credit union), as defined by Rule 17Ad-15 under the Securities Exchange Act of 1934. Notarization is not acceptable. Financial institutions which participate in one of the medallion signature programs must use the specific "Medallion Guaranteed" stamp. In certain instances, Investors Bank may require additional documents such as trust instruments or certificates of corporate authority. Payment will be mailed to the address of record within seven days of receipt of a proper notice of redemption.



   TELEPHONE REDEMPTION. A shareholder may request redemption by calling Investors Bank at 1-888-MERRMAC. The telephone redemption option is made available to shareholders of the Fund on the Account Application. The Fund reserves the right to refuse a telephone request for redemption if it believes that it is advisable to do so. Procedures for redeeming shares by telephone may be modified or terminated at any time by the Fund. Neither the Funds nor Investors Bank will be liable for following redemption instructions received by telephone that are reasonably believed to be genuine, and the shareholder will bear the risk of loss in the event of unauthorized or fraudulent telephone instructions. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may be liable for any losses due to unauthorized or fraudulent instructions in the absence of following these procedures. Such procedures may include requesting personal identification information or recording telephone conversations. Redemption checks will be made payable to the registered shareholder(s) and sent to the address of record on file with Investors Bank. Payments by wire will only be made to the registered shareholder through pre-existing bank account instructions.

   No bank instruction changes will be accepted over the telephone. See Redemption By Wire for information on how to change bank instructions.

>  VALUATION OF SHARES

   The Fund offers its shares at the NAV per share, as determined once each Business Day. This determination is made as of the close of trading on the NYSE (normally 4:00 p.m. (ET)). Securities purchased by the Portfolio are stated at either amortized cost or market value depending on the nature of the security. If market quotations are not readily available, the Portfolio may value its assets by a method that its Trustees believe accurately reflects fair value. If the Portfolio uses fair value to price securities, it may value those securities higher or lower than another mutual fund that uses market quotations. For more information on how securities are valued, see the Statement of Additional Information (SAI).

>  DIVIDENDS AND DISTRIBUTIONS

   The Fund intends to declare as a dividend substantially all of its net investment income at the close of each Business Day and will pay such dividends monthly. Substantially all of the Fund's distributions will be from net investment income. Shareholders of the Fund shall be entitled to receive dividends on the next Business Day after their purchase is effected through the Business Day that their redemption is effected. Distributions of net capital gains, if any, are made annually at the discretion of the officers of the Fund. Dividends and/or capital gain distributions will be reinvested automatically in additional shares of the Fund at NAV and such shares will be automatically credited to a shareholder's account, unless a shareholder elects to receive either dividends or capital gains distributions (or both) in cash. Shareholders may change their distribution option at any time by writing to Investors Bank with a Signature Guarantee prior to the record date of any such dividend or distribution.

>  FEDERAL TAXES

                    TRANSACTIONS                        TAX STATUS

   Sales or exchanges of shares.        Usually capital gain or loss.  Tax rate
                                        depends on how long shares are held.

   Distributions of long-term           Taxable as long-term capital gain.
   capital gain.

   Distributions of short-term          Taxable as ordinary income.
   capital gain.

   Dividends from net investment        Taxable as ordinary income.
   income.

   Every January, the Fund provides information to their shareholders about its dividends and distributions, which are taxable even if reinvested, and about the shareholders' redemptions during the previous calendar year. Any shareholder who does not provide the Fund with a correct taxpayer identification number and required certification may be subject to federal backup withholding tax.

   Shareholders should generally avoid investing in the Fund shortly before an expected taxable dividend or capital gain distribution. Otherwise, a shareholder may pay taxes on dividends or distributions that are economically equivalent to a partial return of the shareholder's investment.

   Shareholders should consult their tax advisers about their own particular tax situations.

>  CLASS EXPENSES AND DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

   Premium Class shares are not subject to a 12b-1 (Distribution) or shareholder servicing fee. Institutional Class shares are subject to a shareholder servicing fee of up to 0.25% of ANA. Investment Class shares are subject to a Distribution fee of up to 0.25% of ANA.

   The Funds offer Institutional Class and Investment Class shares through certain financial intermediaries, including Investors Bank ("Service Organizations"), which have entered into shareholder servicing agreements with the Funds. Service Organizations agree to perform certain shareholder servicing, administrative and accounting services for their clients and customers who are beneficial owners of Fund shares. The Board of Trustees has approved a Distribution Plan with respect to the Investment Class shares. Under the Distribution Plan, the Agent is entitled to receive a fee (as set forth above) with respect to the assets contributed to a Fund by shareholders who are clients or customers of the Agent. Because these fees are paid out of Fund assets on an ongoing basis, over time the cost of investing in the Funds may cost more than paying other types of sales charges.

>  MASTER/FEEDER STRUCTURE

   The Fund is a "feeder" fund that invests exclusively in a corresponding "master" portfolio with identical investment objectives. The master portfolio may accept investments from multiple feeder funds, which bear the master portfolio's expenses in proportion to their assets.

   The feeder fund and its master portfolio expect to maintain consistent investment objectives, but if they do not, the Fund will withdraw from the master portfolio, receiving either cash or securities in exchange for its interest in the master portfolio. The Trustees would then consider whether the Fund should hire its own investment adviser, invest in a different portfolio, or take other action.

                             FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Funds commenced operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose reports, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                SHORT-TERM ASSET RESERVE SERIES
                                       PREMIUM CLASS
                                -------------------------------

PERIODS ENDED
DECEMBER 31:                        2000           1999(2)          1998(3)
                                    ----           -------          -------

Net Asset Value, beginning
 of period                          $ -             $9.97           $10.00
                                                    -----           ------

Income from investment
 operations:
 Net investment income                -            0.2204           0.2350

Net realized and
 unrealized loss on
 investments                          -           (0.0100)         (0.0300)
                                  --------        --------         --------

Total from investment
 operations                           -            0.2104           0.2050

Distributions from net
 investment income                    -           (0.2204)         (0.2350)
                                  --------        --------         --------

Net Asset Value,
 end of period                      $ -            $9.96            $9.97
                                  --------        --------         --------
                                  --------        --------         --------

Total Return (1)                    - %            4.65%            5.22%

Annualized ratios to average
net assets:
 Net expenses                       - %            0.36%            0.36%

 Net investment income              - %            5.54%            5.80%

 Net expenses before
 waivers and
 reimbursements                     - %            3.42%            1.36%

Net Assets, end of period $
 (000s omitted)                     $ -             $ -            $1,008

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.
(2) Reflects activity through May 26, 1999 when the Fund ceased investment operations.
(3)  The Fund commenced operations on August 7, 1998

                                  APPENDIX A

THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST:

ASSET-BACKED SECURITIES. The Portfolio may invest in asset-backed securities. The principal and interest payments on asset-backed securities are collateralized by pools of assets such as credit card receivables and categories of receivables, leases, installment sales or loan contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution; however, privately issued obligations collateralized by a portfolio of privately issued asset-backed securities do not involve any government-related guaranty or insurance. Asset-backed securities are especially sensitive to prepayment and extension risk.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper, which is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. The Portfolio may invest in commercial paper with maturities which vary from a few days to nine months. The Portfolio may also purchase U.S. dollar-denominated commercial paper of a foreign issuer rated in the highest or second highest rating categories by at least two NRSROs. The Portfolio may purchase U.S. dollar denominated commercial paper of U.S. and foreign issuers rated A-2 by Moody's or P-2 by Standard & Poor's or Fitch.

CORPORATE DEBT OBLIGATIONS. Subject to their respective credit quality and maturity limitations, the Portfolio may invest in corporate bonds, including obligations of industrial, utility, banking and other financial issuers.

EURODOLLAR AND YANKEE DOLLAR INVESTMENTS. The Portfolio may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations.

MORTGAGE-BACKED SECURITIES. The Portfolio may invest in privately issued mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. Government or any of its agencies, instrumentalities or sponsored enterprises, including, but not limited to, the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property.

GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. FNMA securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the U.S. Treasury. See the SAI for additional descriptions of GNMA, FNMA and FHLMC certificates.

Mortgage-related securities are especially sensitive to prepayment and extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets. The Portfolio may use mortgage dollar rolls to finance the purchase of additional investments. Dollar rolls expose the Portfolio to the risk that it will lose money if the additional investments do not produce enough income to cover the Portfolio's dollar roll obligations.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. In substance, a repurchase agreement is a loan by the applicable Portfolio collateralized with securities. Such lending Portfolio's Custodian or its agent will hold the security as collateral for the repurchase agreement. All repurchase transactions must be collateralized initially at a value at least equal to 102% of the repurchase price and counterparties are required to deliver additional collateral in the event the market value of the collateral falls below 100%.

RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its total assets in illiquid securities. Illiquid securities are those that are not readily marketable, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days and certain restricted securities. Based upon continuing review of the trading markets for a specific restricted security, the security may be determined to be eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 and, therefore, to be liquid. Also, certain illiquid securities may be determined to be liquid if they are found to satisfy certain relevant liquidity requirements.

SECURITIES LENDING. The Portfolio may lend up to 33 1/3% of its portfolio of securities pursuant to agreements requiring that the loan be continuously secured by cash or equivalent collateral or by a letter of credit or bank guarantee in favor of the Portfolio at least equal at all times to 100% of the market value plus accrued interest on the securities lent. The Portfolio will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily. Loans are subject to termination by the Portfolio or the borrower at any time and are, therefore, not considered to be illiquid investments.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Portfolio may carry variable or floating rates of interest and may include variable amount master demand notes. A floating rate security provides for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Portfolio will approximate their par value. Further, some of the demand instruments purchased by the Portfolio derive their liquidity from the ability of the holder to demand repayment from the issuer or from a third party providing credit support.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may invest in when-issued and delayed delivery securities, which are securities purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less then that available in the market at delivery. The purchase of securities on a when-issued or delayed delivery basis has the effect of leveraging. When such a security is purchased, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment unless the Portfolio has entered into an offsetting agreement to sell the securities. These segregated securities will be valued at market, and additional cash or securities will be segregated if necessary so that the market value of the account will continue to satisfy the purchase commitment. The Portfolio generally will not pay for such securities or earn interest on them until received. The Portfolio will only purchase when-issued and delayed delivery securities for the purpose of acquiring portfolio securities and not for speculative purposes. However, it may sell these securities or dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy.

ZERO COUPON AND DEFERRED PAYMENT SECURITIES. The Portfolio may invest in zero coupon and deferred payment securities. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. A Portfolio is required to accrue income with respect to these securities prior to the receipt of cash payments. Because the Fund will distribute its share of this accrued income to shareholders, to the extent that the shareholders and shareholders of other mutual funds that invest in the Portfolio elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Portfolio will have fewer assets with which to purchase income producing securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

DERIVATIVE CONTRACTS. The Portfolio may, but is not required to, use derivative contracts for any of the following purposes:

* To hedge against adverse changes in the market value of securities held by or to be bought for the Portfolio caused by changing interest rates.

*    As a substitute for purchasing or selling securities.

* To shorten or lengthen the effective maturity or duration of the Portfolio.

*    To enhance the Portfolio's potential gain in non-hedging situations.

A derivative contract will obligate or entitle the Portfolio to deliver or receive an asset or a cash payment that is based on the change in value of a designated security currency or index. Even a small investment in derivative contracts can have a big impact on the Portfolio's interest rate or currency exposure. Therefore, using derivatives can disproportionately increase portfolio losses and reduce opportunities for gains when interest rates or currency rates are changing. The Portfolio may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Portfolio's holdings.

Conterparties to OTC derivative contracts present the same types of credit risk as issuers of fixed income securities. OTC derivatives can also make the Portfolio less liquid and harder to value, especially in volatile markets.

                                MERRIMAC SERIES
                   MERRIMAC SHORT-TERM ASSET RESERVE SERIES

For investors who want more information about the Fund, the following documents are available free upon request:

* STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this prospectus.

* ANNUAL/SEMI-ANNUAL REPORTS: The Fund's and the Portfolio's annual and semi-annual reports provide additional information about the Portfolio's investments. In the Portfolio's annual report you will find a discussion of the market conditions and investment strategies that could have significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting the Fund's at 1-888-MERRMAC. You can also view the SAI and receive the reports free from the SEC's Internet website at http://www.sec.gov.
           ------------------

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090.



















                     Distributed by Funds Distributor Inc.




                                    Investment Company Act * File No. 811-08741

                                MERRIMAC SERIES

                   Merrimac Short-Term Asset Reserve Series


                      STATEMENT OF ADDITIONAL INFORMATION
                                 March 1, 2001

This Statement of Additional Information (the "SAI") is not a Prospectus, but it relates to the Prospectus of the Merrimac Short-Term Asset Reserve Series (the "Fund"), a series of the Merrimac Series dated March 1, 2001. Financial Statements are incorporated by reference into this SAI from the Fund's most recent Annual Report. You can get a free copy of the Prospectus for the Fund or the Fund's most recent annual and semi-annual reports, request other information and discuss your questions about the Fund by contacting the Fund at 1-888-MERRMAC.

Information about the Fund (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or you may obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Fund may be obtained on the Commission's Internet site at http://www.sec.gov.

                               TABLE OF CONTENTS



                                Page                                    Page
Fund History                      2     Capital Stock                    23
Description of the Funds, its           Purchase, Redemption and
Investments and Risks             2     Valuation of Shares              25
  Classification                  2      Purchase and Redemption of
  Investment Strategies and Risks 3      Shares                          25
  Fund Policies                  14      Valuation of Shares             25
Management of the Trusts         17     Taxation of the Trust            26
Control Persons                  20     Calculation of Performance Data  29
Investment Advisory and Other    20     Independent Auditors             31
Services
 Investment Advisers             20     Counsel                          31
  Distributor                    20
  Distribution and Shareholder   21     Financial Statements             31
   Servicing Plans
  Administrator, Transfer Agent, 21     Appendix                         32
   Custodian and Fund Accountant
Brokerage Allocation and Other   22
  Practices
  Portfolio Turnover             23

                                 FUND HISTORY

Merrimac Series (the "Trust") is composed of six funds: Merrimac Cash Series, Merrimac Treasury Series, Merrimac Treasury Plus Series, Merrimac U.S. Government Series and Merrimac Short-Term Asset Reserve Series and the Merrimac Municipal Series. This SAI contains information relating only to the Merrimac Short-Term Asset Reserve Series (the "Fund").

The Trust is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act").

The Standish Short-Term Asset Reserve Portfolio ("STAR Portfolio" or "Portfolio") is a series of the Standish, Ayer & Wood Master Portfolio (the "Standish Portfolio Trust") which, like the Trust and the Portfolio Trust, is an open-end management investment company registered under the 1940 Act. The Standish Portfolio Trust was organized as a master trust fund under the laws of the State of New York on January 18, 1996.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's current Prospectus dated March 1, 2001 (the "Prospectus"). This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by calling 1-888-MERRMAC. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.


              DESCRIPTION OF THE FUNDS, ITS INVESTMENTS AND RISKS

CLASSIFICATION

The Fund is a diversified open-end, management investment company and a separate series of the Trust.

MASTER/FEEDER STRUCTURE. The Fund invests all of its investable assets in the STAR Portfolio. The Fund is sometimes referred to in this SAI as a feeder fund.

The Portfolio has the same investment objective and restrictions as the Fund. Because a feeder fund invests all of its investable assets in its corresponding portfolio, the description of the Fund's investment policies, techniques, specific investments and related risks that follow also apply to the Portfolio.

In addition to the feeder fund, other feeder funds may invest in the Portfolio, and information about the other feeder funds is available by calling 1-800-729-0066. The other feeder funds invest in the Portfolio on the same terms as the Fund and bear a proportionate share of the Portfolio's expenses. The other feeder funds may sell shares on different terms and under a different pricing structure than the Fund, which may produce different investment results.

There are certain risks associated with an investment in a master-feeder structure. Large scale redemptions by other feeder funds in the Portfolio may reduce the diversification of the Portfolio's investments, reduce economies of scale and increase the Portfolio's operating expenses. If the Standish
Portfolio Trust's Board of Trustees approves a change to the investment objective of the Portfolio that is not approved by the Trust's Board of Trustees, the Fund would be required to withdraw its investment in the Portfolio and engage the services of an investment adviser or find a substitute master fund. Withdrawal of the Fund's interest in the Portfolio, which may be required by the Trust's Board of Trustees without shareholder approval, might cause the fund to incur expenses it would not otherwise be required to pay.

INVESTMENT STRATEGIES AND RISKS

MATURITY AND DURATION. The effective maturity of an individual portfolio security in which the STAR Portfolio invests is defined as the period remaining until the earliest date when the Portfolio can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Portfolio of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity. Unscheduled prepayments of principal have the effect of shortening the effective maturities of securities in general and mortgage-backed securities in particular. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. In general, securities, such as mortgage-backed securities, may be subject to greater prepayment rates in a declining interest rate environment. Conversely, in an increasing interest rate environment, the rate of prepayment may be expected to decrease. A higher than anticipated rate of unscheduled principal prepayments on securities purchased at a premium or a lower than anticipated rate of unscheduled payments on securities purchased at a discount may result in a lower yield (and total return) to the Portfolio than was anticipated at the time the securities were purchased. The Portfolio's reinvestment of unscheduled prepayments may be made at rates higher or lower than the rate payable on such security, thus affecting the return realized by the Portfolio.

Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, the Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flows. The STAR Portfolio may use various techniques to shorten or lengthen the option-adjusted duration of its portfolio, including the acquisition of debt obligations at a premium or discount, the use of mortgage swaps and interest rate swaps, caps, floors and collars.

MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS. The money market instruments in which the STAR Portfolio invest include short-term U.S. Government securities (defined below), commercial paper (promissory notes issued by corporations to finance their short-term credit needs), negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and repurchase agreements.

U.S. Government Securities include securities which are direct obligations of the U.S. Government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the U.S. Government, which may be guaranteed by the U.S. Treasury or supported by the issuer's right to borrow from the U.S. Treasury or may be backed by the credit of the federal agency or instrumentality itself. Agencies and instrumentalities of the U.S. Government include, but are not limited to, Federal Land Banks, the Federal Farm Credit Bank, the Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and the Federal National Mortgage Association ("FNMA").

A repurchase agreement is an agreement under which the Portfolio acquires money market instruments (generally U.S. Government Securities) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally the next business day). The resale price reflects an agreed-upon interest rate effective for the period the instruments are held by a Portfolio and is unrelated to the interest rate on the instruments. The instruments acquired by the Portfolio (including accrued interest) must have an aggregate market value in excess of the resale price and will be held by the custodian bank for the Portfolio until they are repurchased. The Board of Trustees of the Standish Portfolio Trust will monitor the standards that the investment adviser or sub-adviser will use in reviewing the creditworthiness of any party to a repurchase agreement with a Portfolio. See "Investment Advisory Services" for information regarding the investment adviser and sub-adviser.

The use of repurchase agreements involves certain risks. For example, if the seller defaults on its obligation to repurchase the instruments acquired by the Portfolio at a time when their market value has declined, the Portfolio may incur a loss. If the seller becomes insolvent or subject to liquidation or reorganization under bankruptcy or other laws, a court may determine that the instruments acquired by the Portfolio are collateral for a loan by the Portfolio and therefore are subject to sale by the trustee in bankruptcy. Finally, it is possible that the Portfolio may not be able to substantiate its interest in the instruments it acquires. It is expected that these risks can be controlled through careful documentation and monitoring.

STRUCTURED OR HYBRID NOTES. The STAR Portfolio may invest in structured or hybrid notes. It is expected that not more than 5% of the Portfolio's net assets will be at risk as a result of such investments. In addition to the risks associated with a direct investment in the benchmark asset, investments in structured and hybrid notes involve the risk that the issuer or counterparty to the obligation will fail to perform its contractual obligations. Certain structured or hybrid notes also may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on the benchmark asset is a multiple of the change in the reference price. Leverage enhances the price volatility of the security and, therefore, the Portfolio's net asset value ("NAV"). Further, certain structured or hybrid notes may be illiquid for purposes of the STAR Portfolio's limitation on investments in illiquid securities.

MORTGAGE-RELATED OBLIGATIONS. The STAR Portfolio may invest in mortgage-related obligations. Some of the characteristics of mortgage-related obligations and the issuers or guarantors of such securities are described below.

LIFE OF MORTGAGE-RELATED OBLIGATIONS. The average life of mortgage-related obligations is likely to be substantially less than the stated maturities of the mortgages in the mortgage pools underlying such securities. Prepayments or refinancing of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested long before the maturity of the mortgages in the pool.

As prepayment rates of individual mortgage pools will vary widely, it is not possible to predict accurately the average life of a particular issue of mortgage-related obligations. However, with respect to Government National Mortgage Association ("GNMA") Certificates, statistics published by the Federal Housing Administration ("FHA") are normally used as an indicator of the expected average life of an issue. The actual life of a particular issue of GNMA Certificates, however, will depend on the coupon rate of the financing.

GNMA CERTIFICATES. The GNMA was established in 1968 when the Federal National Mortgage Association ("FNMA") was separated into two organizations, GNMA and FNMA. GNMA is a wholly-owned government corporation within the Department of Housing and Urban Development. GNMA developed the first mortgage-backed pass-through instruments in 1970 for Farmers Home Administration-FHMA-insured, FHA-insured and for Veterans Administration- or VA-guaranteed mortgages ("government mortgages").

GNMA purchases government mortgages and occasionally conventional mortgages to support the housing market. GNMA is known primarily, however, for its role as guarantor of pass-through securities collateralized by government mortgages. Under the GNMA securities guarantee program, government mortgages that are pooled must be less than one year old by the date GNMA issues its commitment. Loans in a single pool must be of the same type in terms of interest rate and maturity. The minimum size of a pool is $1 million for single-family mortgages and $500,000 for manufactured housing and project loans.

Under the GNMA II program, loans with different interest rates can be included in a single pool and mortgages originated by more than one lender can be assembled in a pool. In addition, loans made by a single lender can be packaged in a custom pool (a pool containing loans with specific characteristics or requirements).

GNMA GUARANTEE. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by FHA or FHMA, or guaranteed by VA. The GNMA guarantee is backed by the full faith and credit of the United States. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

YIELD CHARACTERISTICS OF GNMA CERTIFICATES. The coupon rate of interest on GNMA Certificates is lower than the interest rate paid on the VA-guaranteed, FHMA-insured or FHA-insured mortgages underlying the Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 0.06% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 0.44% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA Certificate holders.

The coupon rate by itself, however, does not indicate the yield which will be earned on the GNMA Certificates for several reasons. First, GNMA Certificates may be issued at a premium or discount, rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is paid monthly, rather than semi-annually as with traditional bonds. Monthly compounding has the effect of raising the effective yield earned on GNMA Certificates. Finally, the actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the GNMA Certificate. If mortgagors prepay their mortgages, the principal returned to GNMA Certificateholders may be reinvested at higher or lower rates.

MARKET FOR GNMA CERTIFICATES. Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the GNMA Certificate's coupon rate and the prepayment experience of the pools of mortgages backing each GNMA Certificate.

FHLMC PARTICIPATION CERTIFICATES. The Federal Home Loan Mortgage Corporation ("FHLMC") was created by the Emergency Home Finance Act of 1970. It is a private corporation, initially capitalized by the Federal Home Loan Bank System, charged with supporting the mortgage lending activities of savings and loan associations by providing an active secondary market for conventional mortgages. To finance its mortgage purchases, FHLMC issues FHLMC Participation Certificates and Collateralized Mortgage Obligations ("CMOs").

Participation Certificates represent an undivided interest in a pool of mortgage loans. FHLMC purchases whole loans or participations in 30-year and 15-year fixed rate mortgages, adjustable-rate mortgages ("ARMs") and home improvement loans. Under certain programs, it will also purchase FHA and VA mortgages.

Loans pooled for FHLMC must have a minimum coupon rate equal to the Participation Certificate rate specified at delivery, plus a required spread for the corporation and a minimum servicing fee, generally 0.375% (37.5 basis points). The maximum coupon rate on loans is 2% (200 basis points) in excess of the minimum eligible coupon rate for Participation Certificates. FHLMC requires a minimum commitment of $1 million in mortgages but imposes no maximum amount. Negotiated deals require a minimum commitment of $10 million. FHLMC guarantees timely payment of the interest and the ultimate payment of principal of its Participation Certificates. This guarantee is backed by reserves set aside to protect against losses due to default. The FHLMC CMO is divided into varying maturities with prepayment set specifically for holders of the shorter term securities. The CMO is designed to respond to investor concerns about early repayment of mortgages.

FHLMC's CMOs are general obligations, and FHLMC will be required to use its general funds to make principal and interest payments on CMOs if payments generated by the underlying pool of mortgages are insufficient to pay principal and interest on the CMO.

A CMO is a cash-flow bond in which mortgage payments from underlying mortgage pools pay principal and interest to CMO bondholders. The CMO is structured to address two major short-comings associated with traditional pass-through securities: payment frequency and prepayment risk. Traditional pass-through securities pay interest and amortized principal on a monthly basis whereas CMOs normally pay principal and interest semi-annually. In addition, mortgage-backed securities carry the risk that individual mortgagors in the mortgage pool may exercise their prepayment privileges, leading to irregular cash flow and uncertain average lives, durations and yields.

A typical CMO structure contains four tranches, which are generally referred to as Classes A, B, C and Z. Each tranche is identified by its coupon and maturity. The first three classes are usually current interest-bearing bonds paying interest on a quarterly or semi-annual basis, while the fourth, Class Z, is an accrual bond. Amortized principal payments and prepayments from the underlying mortgage collateral redeem principal of the CMO sequentially; payments from the mortgages first redeem principal on the Class A bonds. When principal of the Class A bonds has been redeemed, the payments then redeem principal on the Class B bonds. This pattern of using principal payments to redeem each bond sequentially continues until the Class C bonds have been retired. At this point, Class Z bonds begin paying interest and amortized principal on their accrued value.

The final tranche of a CMO is usually a deferred interest bond, commonly referred to as the Z bond. This bond accrues interest at its coupon rate but does not pay this interest until all previous tranches have been fully retired. While earlier classes remain outstanding, interest accrued on the Z bond is compounded and added to the outstanding principal. The deferred interest period ends when all previous tranches are retired, at which point the Z bond pays periodic interest and principal until it matures. The Adviser would purchase a Z bond for the STAR Portfolio if it expected interest rates to decline.

FNMA SECURITIES. FNMA was created by the National Housing Act of 1938. In 1968, the agency was separated into two organizations, GNMA to support a secondary market for government mortgages and FNMA to act as a private corporation supporting the housing market.

FNMA pools may contain fixed-rate conventional loans on one-to-four-family properties. Seasoned FHA and VA loans, as well as conventional growing equity mortgages, are eligible for separate pools. FNMA will consider other types of loans for securities pooling on a negotiated basis. A single pool may include mortgages with different loan-to-value ratios and interest rates, though rates may not vary beyond two percentage points.

PRIVATELY-ISSUED MORTGAGE LOAN POOLS. Savings associations, commercial banks and investment bankers issue pass-through securities secured by a pool of mortgages.

Generally, only conventional mortgages on single-family properties are included in private issues, though seasoned loans and variable rate mortgages are sometimes included. Private placements allow purchasers to negotiate terms of transactions. Maximum amounts for individual loans may exceed the loan limit set for government agency purchase. Pool size may vary, but the minimum is usually $20 million for public offerings and $10 million for private placements.

Privately-issued mortgage-related obligations do not carry government or quasi-government guarantees. Rather, mortgage pool insurance generally is used to insure against credit losses that may occur in the mortgage pool. Pool insurance protects against credit losses to the extent of the coverage in force. Each mortgage, regardless of original loan-to-value ratio, is insured to 100% of principal, interest and other expenses, to a total aggregate loss limit stated on the policy. The aggregate loss limit of the policy generally is 5% to 7% of the original aggregate principal of the mortgages included in the pool.

In addition to the insurance coverage to protect against defaults on the underlying mortgages, mortgage-backed securities can be protected against the nonperformance or poor performance of servicers. Performance bonding of obligations such as those of the servicers under the origination, servicing or other contractual agreement will protect the value of the pool of insured mortgages and enhance the marketability.

The rating received by a mortgage security will be a major factor in its marketability. For public issues, a rating is always required, but it may be optional for private placements depending on the demands of the marketplace and investors.

Before rating an issue, a nationally recognized statistical rating organization such as Standard & Poor's Rating Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch's IBCA Investors Service ("Fitch") will consider several factors, including: the creditworthiness of the issuer; the issuer's track record as an originator and servicer; the type, term and characteristics of the mortgages, as well as loan-to-value ratio and loan amounts; the insurer and the level of mortgage insurance and hazard insurance provided. Where an equity reserve account or letter of credit is offered, the rating agency will also examine the adequacy of the reserve and the strength of the issuer of the letter of credit.

STRATEGIC TRANSACTIONS. The STAR Portfolio may, but is not required to, utilize various other investment strategies as described below to seek to hedge various market risks (such as interest rates and broad or specific fixed-income market movements), to manage the effective maturity or duration of fixed-income securities, or to enhance potential gain. Such strategies are generally accepted as part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments used by the STAR Portfolio may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing its investment objective, the STAR Portfolio may purchase and sell (write) exchange-listed and over-the-counter put and call options on securities, indices and other financial instruments; purchase and sell financial futures contracts and options thereon; and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to seek to protect against possible changes in the market value of securities held in or to be purchased for the STAR Portfolio's portfolio resulting from securities market or interest rate fluctuations, to protect the STAR Portfolio's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the STAR Portfolio's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

In addition to the hedging transactions referred to in the preceding paragraph, Strategic Transactions may also be used by the STAR Portfolio to seek to enhance potential gain in circumstances where hedging is not involved although the STAR Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for such purposes to not more than 1% of its net assets at any one time and, to the extent necessary, the STAR Portfolio will close out transactions in order to comply with this limitation. (Transactions such as writing covered call options are considered to involve hedging for the purposes of this limitation.) In calculating the STAR Portfolio's net loss exposure from such Strategic Transactions, an unrealized gain from a particular Strategic Transaction position would be netted against an unrealized loss from a related Strategic Transaction position. For example, if the STAR Portfolio's Adviser believes that short-term interest rates as indicated in the forward yield curve are too high, the STAR Portfolio may take a short position in a near-term Eurodollar futures contract and a long position in a longer-dated Eurodollar futures contract. Under such circumstances, any unrealized loss in the near-term Eurodollar futures position would be netted against any unrealized gain in the near-term Eurodollar futures position (and vice versa) for purposes of calculating the STAR Portfolio's net loss exposure.

The ability of the STAR Portfolio to utilize these Strategic Transactions successfully will depend on its Adviser's ability to predict pertinent market and interest rate movements, which cannot be assured. The STAR Portfolio will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. The STAR Portfolio's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), that apply to investors in the STAR Portfolio that intend to qualify as regulated investment companies.

RISKS OF STRATEGIC TRANSACTIONS. The use of Strategic Transactions by the STAR Portfolio has associated risks including possible default by the other party to the transaction, illiquidity and, to the extent its Adviser's view as to certain market or interest rate movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Writing put and call options may result in losses to the STAR Portfolio, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchases due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the STAR Portfolio can realize on its investments or cause the STAR Portfolio to hold a security it might otherwise sell.

The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the STAR Portfolio creates the possibility that losses on the hedging instrument may be greater than gains in the value of the STAR Portfolio's position.
Writing options could significantly increase the STAR Portfolio's portfolio turnover rate and, therefore, associated brokerage commissions or spreads. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the STAR Portfolio might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time, in certain circumstances, they tend to limit any potential gain which might result from an increase in value of such position.

The loss incurred by the STAR Portfolio in writing options on futures and entering into futures transactions is potentially unlimited; however, as described above, the STAR Portfolio will attempt to limit its net loss exposure resulting from Strategic Transactions entered into for non-hedging purposes to not more than 1% of its net assets at any one time. Futures markets are highly volatile and the use of futures may increase the volatility of the STAR Portfolio's NAV. Finally, entering into futures contracts would create a greater ongoing potential financial risk than would purchases of options where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce NAV and the net result may be less favorable than if the Strategic Transactions had not been utilized.

GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the STAR Portfolio's assets in special accounts, as described below under "Use of Segregated Accounts."

A put option gives the purchaser of the option, in consideration for the payment of a premium, the right to sell, and the writer the obligation to buy (if the option is exercised), the underlying security, commodity, index or other instrument at the exercise price. For instance, the STAR Portfolio's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the STAR Portfolio the right to sell such instrument at the option exercise price. A call option, in consideration for the payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell (if the option is exercised), the underlying instrument at the exercise price. The STAR Portfolio may purchase a call option on a security, futures contract, index or other instrument to seek to protect the STAR Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The STAR Portfolio is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The STAR Portfolio's ability to close out its position as a purchaser or seller of an exchange listed put or call option is dependent, in part, upon the liquidity of the option market. There is no assurance that a liquid option market on an exchange will exist. In the event that the relevant market for an option on an exchange ceases to exist, outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The STAR
Portfolio will generally sell (write) OTC options that are subject to a buy-back provision permitting the STAR Portfolio to require the Counterparty to sell the option back to the STAR Portfolio at a formula price within seven days. OTC options purchased by the STAR Portfolio, and portfolio securities "covering" the amount of the STAR Portfolio's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are subject to the STAR Portfolio's restriction on illiquid securities, unless determined to be liquid in accordance with procedures adopted by the Board of Trustees of the Standish Portfolio Trust. For OTC options written with "primary dealers" pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount which is considered to be illiquid may be calculated by reference to a formula price. The STAR Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in the OTC option market. As a result, if the Counterparty fails to make delivery of the security, currency or other instrument underlying an OTC option it has entered into with the STAR Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the STAR Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the STAR Portfolio's Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The STAR Portfolio will engage in OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks or other financial institutions which have received, combined with any credit enhancements, a long-term debt rating of A from Standard & Poor's or Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or which issue debt that is determined to be of equivalent credit quality by the STAR Portfolio's Adviser.

If the STAR Portfolio sells (writes) a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the STAR Portfolio's income. The sale (writing) of put options can also provide income.

The STAR Portfolio may purchase and sell (write) put and call options on securities, including U.S. Treasury and agency securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets and on securities indices and futures contracts.

All calls sold by the STAR Portfolio must be "covered" (i.e., the STAR Portfolio must own the securities or the futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. In addition, the STAR Portfolio may cover a written call option or put option by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the STAR Portfolio's net exposure on its written option position. Even though the STAR Portfolio will receive the option premium to help offset any loss, the STAR Portfolio may incur a loss if the exercise price is below the market price for the security subject to the call at the time of exercise. A call sold by the STAR Portfolio also exposes the Portfolio during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the STAR Portfolio to hold a security or instrument which it might otherwise have sold.

The STAR Portfolio will not sell put options if, as a result, more than 50% of the STAR Portfolio's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the STAR Portfolio may be required to buy the underlying security at a price above the market price.

OPTIONS ON SECURITIES INDICES AND OTHER FINANCIAL INDICES. The STAR Portfolio may also purchase and sell (write) call and put options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement. For example, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the differential between the closing price of the index and the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount upon exercise of the option. In addition to the methods described above, the STAR Portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.

GENERAL CHARACTERISTICS OF FUTURES. The STAR Portfolio may enter into financial futures contracts or purchase or sell put and call options on such futures. Futures are generally bought and sold on the commodities exchanges where they are listed and involve payment of initial and variation margin as described below. All futures contracts entered into by the STAR Portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on certain foreign exchanges. The sale of futures contracts creates a firm obligation by the

STAR Portfolio, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). The purchase of futures contracts creates a corresponding obligation by the STAR Portfolio, as purchaser, to purchase a financial instrument at a specific time and price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position upon exercise of the option.

The STAR Portfolio's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the regulations of the CFTC relating to exclusions from regulation as a commodity pool operator. Those regulations currently provide that the STAR Portfolio may use commodity futures and option positions (i) for bona fide hedging purposes without regard to the percentage of assets committed to margin and option premiums, or (ii) for other purposes permitted by the CFTC to the extent that the aggregate initial margin and option premiums required to establish such non-hedging positions (net of the amount that the positions were "in the money" at the time of purchase) do not exceed 5% of the NAV of the STAR Portfolio's portfolio, after taking into account unrealized profits and losses on such positions. Typically, maintaining a futures contract or selling an option thereon requires the STAR Portfolio to deposit, with its custodian for the benefit of a futures commission merchant, or directly with the futures commission merchant, as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited directly with the futures commission merchant thereafter on a daily basis as the value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the STAR Portfolio. If the STAR Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur. The segregation requirements with respect to futures contracts and options thereon are described below.

COMBINED TRANSACTIONS. The STAR Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions, structured notes and any combination of futures, options and interest rate transactions ("component transactions") instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the STAR Portfolio's Adviser, it is in the best interests of the STAR Portfolio to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into by the STAR Portfolio based on its Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

SWAPS, CAPS, FLOORS AND COLLARS. Among the Strategic Transactions into which the STAR Portfolio may enter are interest rate, index and total return swaps and the purchase or sale of related caps, floors and collars. The STAR Portfolio expects to enter into these transactions primarily for hedging purposes, including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, as a duration management technique or protecting against an increase in the price of securities that the STAR Portfolio anticipates purchasing at a later date. Swaps, caps, floors and collars may also be used to enhance potential gain in circumstances where hedging is not involved although, as described above, the STAR Portfolio will attempt to limit its net loss exposure resulting from swaps, caps, floors and collars and other Strategic Transactions entered into for such purposes to not more than 1% of its net assets at any one time. The STAR Portfolio will not sell interest rate caps, floors or collars where it does not own securities or other instruments providing the income stream the STAR Portfolio may be obligated to pay. Interest rate swaps involve the exchange by the STAR Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain rate of return within a predetermined range of interest rates or values.

The STAR Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the STAR Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The STAR Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent rating from an NRSRO or the Counterparty issues debt that is determined to be of equivalent credit quality by the STAR Portfolio's Adviser. If there is a default by the Counterparty, the STAR Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed. Swaps, caps, floors and collars are considered illiquid for purposes of the STAR Portfolio's policy regarding illiquid securities, unless it is determined, based upon continuing review of the trading markets for the specific security, that such security is liquid. The Trustees of the Standish Portfolio Trust have adopted guidelines and delegated to the STAR Portfolio's Adviser the daily function of determining and monitoring the liquidity of swaps, caps, floors and collars. Such Trustees, however, retain oversight focusing on factors such as valuation, liquidity and availability of information and they are ultimately responsible for such determinations. The staff of the Securities and Exchange Commission ("SEC") currently takes the position that swaps, caps, floors and collars are illiquid, and are subject to the STAR Portfolio's limitation on investing in illiquid securities.

EURODOLLAR CONTRACTS. The STAR Portfolio may make investments in Eurodollar contracts. Eurodollar contracts are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The STAR Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

USE OF SEGREGATED ACCOUNTS. The STAR Portfolio will hold securities or other instruments whose values are expected to offset its obligations under the Strategic Transactions. The STAR Portfolio will cover Strategic Transactions as required by interpretive positions of the staff of the SEC. The STAR Portfolio will not enter into Strategic Transactions that expose the STAR Portfolio to an obligation to another party unless it owns either (i) an offsetting position in securities or other options, futures contracts or other instruments or (ii) cash, receivables or liquid securities with a value sufficient to cover its potential obligations. The STAR Portfolio may have to comply with any applicable regulatory requirements for Strategic Transactions, and if required, will set aside cash and other assets in a segregated account with its custodian bank (or marked as segregated on the STAR Portfolio's books) in the amount prescribed. In that case, the STAR Portfolio's custodian would maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or other assets to account for fluctuations in the value of the account and the STAR Portfolio's obligations on the underlying Strategic Transactions. Assets held in a segregated account would not be sold while the Strategic Transaction is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the STAR Portfolio's assets could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

"WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES. The STAR Portfolio may invest in securities purchased on a "when-issued" or "delayed delivery" basis. Delivery and payment for securities purchased on a when-issued or delayed delivery basis will normally take place 15 to 45 days after the date of the transaction. The payment obligation and interest rate on the securities are fixed at the time that the Portfolio enters into the commitment, but interest will not accrue to the Portfolio until delivery of and payment for the securities. Although the Portfolio will only make commitments to purchase "when-issued" and "delayed delivery" securities with the intention of actually acquiring the securities, the Portfolio may sell the securities before the settlement date if deemed advisable by their investment adviser or sub-adviser. The STAR Portfolio may, with respect to up to 10% of its total assets, enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

Unless the Portfolio has entered into an offsetting agreement to sell the securities purchased on a "when-issued" or "forward commitment" basis, cash or liquid obligations with a market value equal to the amount of the Portfolio's commitment will be segregated with the Portfolio's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Portfolio's commitment.

Securities purchased on a "when-issued" and "delayed delivery" basis may have a market value on delivery which is less than the amount paid by the Portfolio. Changes in market value may be based upon the public's perception of the creditworthiness of the issuer or changes in the level of interest rates. Generally, the value of "when-issued," "delayed delivery" and "forward commitment" securities will fluctuate inversely to changes in interest rates, i.e., they will appreciate in value when interest rates fall and will decline in value when interest rates rise.

FUND POLICIES

The Fund and the Portfolio have adopted the following fundamental policies. The Fund's and Portfolio's fundamental policies cannot be changed unless the change is approved by a "vote of the outstanding voting securities" of the Fund or the Portfolio, as the case may be, which phrase as used herein means the lesser of
(i) 67% or more of the voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund or Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund or Portfolio.

As a matter of fundamental policy, the STAR Portfolio ("Fund" or "Series") may not:

          (1) issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's (Fund or Series) investment policies, are not deemed to be senior securities.

          (2) borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Portfolio's (Fund or Series) total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Portfolio (Fund or Series) may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Portfolio's (Fund or Series) investment policies, shall not constitute borrowing.

          (3) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio (Series) may be deemed to be an underwriter under the Securities Act of 1933.

          (4) purchase or sell real estate except that the Portfolio (Series) may (i) acquire or lease office space for its own use, (ii)invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio (Series) as a result of the ownership of securities.

          (5) purchase or sell commodities or commodity contracts, except the Portfolio (Series) may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Portfolio's (Series') investment policies.

          (6) make loans, except that the Portfolio (Series) (1) may lend portfolio securities in accordance with the Portfolio's (Series') investment policies up to 33 1/3% of the Portfolio's (Series') total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

          (7) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Portfolio's (Series') total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio (Series).

          (8) invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

The following restrictions are not fundamental policies and may be changed by the Trustees of the Standish Portfolio Trust without investor approval in accordance with applicable laws, regulations or regulatory policy. The STAR Portfolio (Series) may not:

          a. purchase securities on margin (except that the Portfolio (Series) may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities).

          b. invest in the securities of an issuer for the purpose of exercising control or management, but it may do so where it is deemed advisable to protect or enhance the value of an existing investment.

          c. purchase the securities of any other investment company except to the extent permitted by the 1940 Act.

          d. invest more than 15% of its net assets in securities which are illiquid.

          e. purchase additional securities if the Portfolio's (Series') borrowings exceed 5% of its net assets.

It is expected that not more than 5% of the STAR Portfolio's net assets will be at risk as a result of investment in inverse floating rate securities.

Notwithstanding any fundamental or non-fundamental policy, the Fund may invest all of its assets (other than assets which are not "investment securities" (as defined in the 1940 Act) or are excepted by the SEC) in an open-end investment company with substantially the same investment objective as the Fund.

For the purposes of STAR Portfolio's (Series') fundamental restriction 8, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Fundamental restriction 8 does not apply to investments in municipal securities which have been prefunded by the use of obligations of the U.S. Government or any of its agencies or instrumentalities. For purposes of fundamental restriction 8, the industry classification of an asset-backed security is determined by its underlying assets. For example, certificates for automobile receivables and certificates for amortizing revolving debts constitute two different industries.

If any percentage restriction described above for the STAR Portfolio (Series) is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Portfolio's (Series') assets will not constitute a violation of the restriction.

                           MANAGEMENT OF THE TRUSTS

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Fund rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Fund, including agreements with its distributor, custodian, transfer agent, investment adviser, sub-adviser and administrator. The day-to-day operations of the Fund is delegated to its Sub-Adviser. The SAI contains background information regarding each of the Trustees and executive officers of the Trust.

TRUSTEES AND OFFICERS. The names, addresses, dates of birth and principal occupation(s) during the last five years of the Trustees and officers of the Trust and the Standish Portfolio Trust are listed below. The business address of the Trustees and officers of the Trust is 200 Clarendon Street, Boston, Massachusetts 02116. Unless otherwise noted, the business address of the Trustees and officers of the Standish Portfolio Trust is One Financial Center, Boston, Massachusetts 02111.

TRUSTEES AND OFFICERS OF THE TRUST

KEVIN J. SHEEHAN, TRUSTEE*, 6/22/51, Director 1990 - present, President June 1992 - present, Chairman and Chief Executive Officer June 1995 - present, Investors Bank & Trust Company, Chairman and Chief Executive Officer June 1995
- present, Investors Financial Services Corp.

FRANCIS J. GAUL, JR., TRUSTEE, 9/25/43, Private Investor July 1997 - present, Vice President and Principal, Triad Investment Management Company (Registered Investment Adviser) July 1996 - May 1997, Vice President & Resident Manager, Goldman Sachs & Co. (Investment Banking & Institutional Sales) November 1987 - January 1995.

EDWARD F. HINES, JR., TRUSTEE, 9/5/45, Partner 1977 - present, Choate, Hall & Stewart. Mr. Hines also serves as a profession trustee for several family trusts. In his capacity as trustee of certain of these trusts, Mr. Hines has retained the services of Investors Bank & Trust Company to provide custody services with respect to approximately $800 million in assets.

THOMAS E. SINTON, TRUSTEE, 8/26/32, Retired, Managing Director, Corporate Accounting Policy, April 1993 - October 1996 and Consultant, January 1993 - March 1996, Bankers Trust Company.

GEORGE A. RIO, PRESIDENT, 1/2/55, Executive Vice President, Client Service Director of Funds Distributor, Inc., April 1998 - present; Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds, June 1995 - March 1998; Director of Business Development for First Data Corporation, May
1994 - June 1995; Senior Vice President, Manager of Client Services and Director of Internal Audit at The Boston Company, September 1983 - May 1994.

PAUL J. JASINSKI, TREASURER AND CHIEF FINANCIAL OFFICER, 2/17/47, Managing Director, Investors Bank & Trust Company, 1990 - present.

JOHN F. PYNE, VICE PRESIDENT AND ASSISTANT TREASURER, 7/22/68, Manager, Investors Bank & Trust Company 2000 - present. Assistant Treasurer, State Street Bank 1992 - 2000.

SUSAN C. MOSHER, SECRETARY, 1/29/55, Director, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1995 - present.

SANDRA I. MADDEN, ASSISTANT SECRETARY, 8/29/66, Associate Counsel, Mutual Fund Administration - Legal Administration, Investors Bank & Trust Company, 1999 - present; Associate at Scudder Kemper Investments, Inc. in the Mutual Fund Administration Group of the Legal Department, 1996-1999.

TRUSTEES AND OFFICERS OF THE STANDISH PORTFOLIO TRUST

SAMUEL C. FLEMING, TRUSTEE, 9/30/40, Chairman of the Board and Chief Executive Officer, Decision Resources, Inc., Trustee, Cornell University; Director, CareGroup Inc. His address is c/o Decision Resources, Inc., 1100 Winter Street, Waltham, Massachusetts 02154.

BENJAMIN M. FRIEDMAN, TRUSTEE, 8/5/44, William Joseph Maier, Professor of Political Economy, Harvard University. His address is c/o Harvard University, Cambridge, Massachusetts 02138.

JOHN H. HEWITT, TRUSTEE, 4/11/35, Trustee, The Peabody Foundation; Trustee, Trustee, Mertens House, Inc. His address is P.O. Box 2333, New London, New Hampshire 03257.

EDWARD H. LADD, VICE PRESIDENT AND TRUSTEE***, 1/3/38, Chairman of the Board and Managing Director, Standish, Ayer & Wood, Inc.

CALEB LORING III, TRUSTEE, 11/14/43, Trustee, Essex Street Associates (family investment trust office); Director, Holyoke Mutual Insurance Company; Director, Carter Family Corporation; Board Member, Gordon-Conwell Theological Seminary; Chairman of the Advisory Board, Salvation Army; Chairman, Vision New England. His address is c/o Essex Street Associates, 400 Essex Street, Beverly, Massachusetts 01915.

RICHARD S. WOOD, PRESIDENT AND TRUSTEE***, 5/21/54, President and Managing Director, Standish, Ayer & Wood, Inc.

JAMES E. HOLLIS III, EXECUTIVE VICE PRESIDENT, 11/21/48, Vice President and Director, Standish, Ayer & Wood, Inc.

ANNE P. HERRMANN, VICE PRESIDENT AND SECRETARY, 1/26/56, Vice President and Senior Fund Administration Manager, Standish, Ayer & Wood, Inc.

PAUL G. MARTINS, VICE PRESIDENT AND TREASURER, 3/10/56, Vice President of Finance, Standish, Ayer & Wood, Inc., since October 1996; formerly Senior Vice President, Treasurer and Chief Financial Officer of Liberty Financial Bank Group.

BEVERLY E. BANFIELD, VICE PRESIDENT, 7/6/56, Vice President, Director and Compliance Officer, Standish, Ayer & Wood, Inc.

LAVINIA B. CHASE, VICE PRESIDENT, 6/4/46, Vice President and Director, Standish, Ayer & Wood, Inc.

DENISE B. KNEELAND, VICE PRESIDENT, 8/19/51, Vice President and Manager, Mutual Fund Operations, Standish, Ayer & Wood, Inc. since December 1995; formerly Vice President, Scudder, Stevens and Clark.

ROSALIND  J.  LILLO,  VICE  PRESIDENT,   2/6/38,  Broker/Dealer  Administrator,
Standish,   Ayer  &  Wood,  Inc.  since  October  1995;   formerly   Compliance
Administrator, New England Securities Corp.

TAMI M. PESTER, VICE PRESIDENT, COMPLIANCE OFFICER AND MANAGER, 10/29/67, Vice President, Assistant Compliance Manager and Compliance Officer, Standish, Ayer & Wood, Inc. since (1998); formerly Compliance Officer, State Street Global Advisors.

DEBORAH  RAFFERTY-MAPLE,  VICE  PRESIDENT,  1/4/69,  Assistant Vice  President,
Financial  Planner  and  Registered   Investment  Networks  Marketing  Manager,
Standish, Ayer & Wood, Inc.

LISA KANE, VICE PRESIDENT, 6/26/70, Assistant Vice President, Standish, Ayer & Wood, Inc.

STEVEN  M.  ANDERSON,  VICE  PRESIDENT,   7/14/65,  Assistant  Vice  President,
Standish, Ayer & Wood, Inc.

* Indicates that the Trustee is an "interested person" of the Trust as defined in the 1940 Act.
** Indicates that the Trustee is an "interested person" of the Portfolio Trust as defined in the 1940 Act.
*** Indicates that the Trustee is an "interested person" of the Standish Portfolio Trust as defined in the 1940 Act.

COMPENSATION OF THE TRUSTEES AND OFFICERS. The Trust does not compensate the Trustees or officers of the Trust who are affiliated with Investors Bank or Funds Distributor, Inc. Neither the Trust nor the Standish Portfolio Trust compensates the Trustees and officers of the Standish Portfolio Trust who are affiliated with Standish. None of the Trustees or officers of the Trust have engaged in any financial transactions with the Trust, during the fiscal year ended December 31, 2000. None of the Trustees or officers of the Standish Portfolio Trust have engaged in any financial transactions with the Standish Portfolio Trust during the fiscal year ended December 31, 2000.

The unaffiliated Trustees of the Trust are paid an annual fee of $5,000, which is paid quarterly. The following table reflects the compensation paid by the Trust and the Fund Complex for the fiscal period ended December 31, 2000.

                     Aggregate      Pension or Retirement    Total Compensation
                   Compensation      Benefits Accrued as    From Trust and Fund
Name of Trustee   From the Trust   Part of Fund's Expenses      Complex *
---------------   --------------   -----------------------      ---------

Kevin J. Sheehan       $0                    $0                    $0

Francis J. Gaul, Jr. $5,000                  $0                  $27,000

Edward F. Hines, Jr. $5,000                  $0                  $27,000

Thomas E. Sinton     $5,000                  $0                  $27,000


*Fund Complex consists of the Trust, the Merrimac Master Portfolio, the Merrimac Global Cash Fund and the Merrimac Funds, comprising twelve series as of December 31, 2000.

                                CONTROL PERSONS

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding their corresponding Portfolio without the consent or approval of other interest holders.

As of February 1, 2001, the Fund had no beneficial shareholders.


                    INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The STAR Portfolio and Standish, Ayer & Wood, Inc. ("Standish") have entered into an investment advisory agreement under which Standish serves as investment adviser. Prior to the close of business on January 1, 1998, Standish managed directly the assets of the Standish STAR Fund pursuant to an investment advisory agreement. This agreement was terminated by the Standish STAR Fund on such date subsequent to the approval by Standish STAR Fund's shareholders on December 17, 1997 to implement certain changes in the Standish STAR Fund's investment restrictions which would enable the Standish STAR Fund to invest all of its investable assets in the newly-created STAR Portfolio. The Fund and the Standish STAR Fund invests all of its investable assets in the STAR Portfolio as a separate management investment company.

For its services as investment adviser to the STAR Portfolio, Standish is rendered an annual fee computed and paid monthly, based on 0.25% of the ANA of the STAR Portfolio. The fee paid to Standish for the fiscal years ended December 31, 1998 and December 31, 1999 was $709,540 and $662,590,
resepectively. The Fund did not have any assets under management and the Fund did not incur any management fees for the fiscal year ended December 31, 2000.

Standish is a wholly-owned subsidiary of SAW Trust, a Massachusetts business trust. The following, constituting all of the Directors and all of the shareholders of SAW Trust, are the adviser's controlling persons: Caleb F. Aldrich, Beverly E. Banfield, Katherine S. Bowes, David H. Cameron, Karen K. Chandor, Lavina B. Chase, Susan B. Coan, W. Charles Cook, James M. Conway, Joseph M. Corrado, Richard R. Davis, Richard C, Doll, Dolores S. Driscoll, Sean
P. Fitzgibbon, Maria D. Furman, Steven L. Gold, James Hendrickson, James E. Hollis III, David M. Horsfall, Raymond J. Kubiak, Edward H. Ladd, Philip D. Leonardi, David C. Leduc, Laurence A. Manchester, Nevin G. Markwart, Richard S. Mattison, Barbara J. McKenna, John R. McNichols, John W. Murray, George W. Noyes, Jennifer A. Pline, Catherine A. Powers, Daniel A. Rabasco, Rip L. Reeves, Howard B. Rubin, Mark P. Seidner, Austin C. Smith, Thomas P. Sorbo, David C. Stuehr, Ralph S. Tate, Michael W. Thompson, Ellen K. Thurmond, Christine H. Todd, Jeffrey S. Wakelin, Edward R. Walter and Richard S. Wood.

DISTRIBUTOR

Shares of the Fund are continuously distributed by Funds Distributor, Inc. (the "Distributor") pursuant to a Distribution Agreement with the Trust dated June 1, 1998. The Distributor makes itself available to receive purchase orders for the Fund's shares. Pursuant to the Distribution Agreement, the Distributor has agreed to use its best efforts to obtain orders for the continuous offering of the Fund's shares. The Distributor receives no commissions or other compensation from the Fund for its services, but receives compensation from Investors Bank for services it performs in acting as the Fund's Distributor.

The Distributor is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109 and is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Board of Trustees of the Trust has adopted a Plan of Distribution (the "Distribution Plan") under Rule 12b-1 of the 1940 Act with respect to the Investment Class of shares of each Fund after having concluded that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. The Distribution Plan provides that the Distribution Agent (defined therein) shall receive a fee from each Fund at an annual rate not to exceed 0.25% of the average daily net assets of such Fund attributable to shareholders who are clients of the Distribution Agent, plus reimbursement of direct out of pocket expenditures incurred in connection with the offer or sale or shares, including expenses relating to the preparation, printing and distribution of sales literature and reports.

The Distribution Plan will continue in effect only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Trustees of the Trust who are not "interested persons" of the Trust (the "Disinterested Trustees"). The Distribution Plan may be terminated with respect to the Fund at any time by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding voting shares of the Fund.

The Board of Trustees of the Trust have also adopted a Shareholder Servicing Plan (the "Servicing Plan") with respect to Institutional Class and the Investment Class of shares of the Fund after having concluded that there is a reasonable likelihood that the Servicing Plan will benefit the Fund and their shareholders. The Servicing Plan provides that the Shareholder Servicing Agent shall receive a fee from the Fund at an annual rate not to exceed 0.25% of the average daily net assets of the Fund.

The Servicing Plan will continue in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Trustees. The Servicing Plan requires that at least quarterly, the Treasurer of the Trust provide to the Trustees of the Trust and that the Trustees review a written report of the amounts expended pursuant to the Servicing Plan and the purposes for which such expenditures were made. The Servicing Plan further provides that the selection and nomination of the Trust's Qualified Trustees is committed to the discretion of the Trust's disinterested Trustees then in office. The Servicing Plan may be terminated at any time by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the outstanding voting shares of such Fund. The Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the affected Class of such Fund and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

ADMINISTRATOR, TRANSFER AGENT, CUSTODIAN AND FUND ACCOUNTANT

Investors Bank serves as Administrator to the Funds and IBT Trust & Custodial Services (Ireland) LMTD ("IBT Ireland"), a subsidiary of Investors Bank, serves as Administrator to the Portfolio. The services provided by Investors Bank and IBT Ireland include certain accounting, clerical and bookkeeping services, Blue Sky (for the Funds only), corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.

Investors Bank also serves as transfer and dividend paying agent for the Fund and IBT Fund Services (Canada) Inc., ("IBT Canada") a subsidiary of Investors Bank, serves as transfer and dividend paying agent for the Portfolio. As transfer agent, Investors Bank is responsible for the issuance, transfer and redemption of interests, the establishment and maintenance of accounts and the payment of distributions for each Fund and IBT Canada is responsible for maintaining records of holders in interest and for the payment of distributions for the Portfolio.

Investors Bank also acts as custodian for the Fund and for the Portfolio. As custodian, Investors Bank holds cash, securities and other assets of the Fund and the Portfolio as required by the 1940 Act. IBT Canada also serves as fund accounting agent for the Fund and the Portfolio. As fund accounting agent, IBT Canada performs certain accounting, clerical and bookkeeping services, and the daily calculation of net asset value for each Fund and Portfolio.

For its services as Transfer Agent, Custodian and Fund Accounting Agent, the STAR Portfolio pays Investors Bank an aggregate fee, which is calculated daily and paid monthly, at an annual rate of 0.05% of the first $50 million of ANA, 0.03% of the next $100 million of ANA and .01% of ANA over $150 million.

                   BROKERAGE ALLOCATION AND OTHER PRACTICES

Standish is responsible for placing the STAR Portfolio's portfolio transactions and will do so in a manner deemed fair and reasonable to the STAR Portfolio and not according to any formula. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting broker-dealers and in negotiating commissions, Standish will consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. If Standish determines in good faith that the amount of commissions charged by a broker is reasonable in relation to the value of the brokerage and research services provided by such broker, the STAR Portfolio may pay commissions to such broker in an amount greater than the amount another firm may charge. Research services may include (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (ii) furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends, portfolio strategy, access to research analysts, corporate management personnel, industry experts and economists, comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analysis, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Standish in carrying out its responsibilities and
(iii) effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research services furnished by firms through which the STAR Portfolio effects its securities transactions may be used by Standish in servicing other accounts; not all of these services may be used by Standish in connection with the STAR Portfolio. The investment advisory fee paid by the STAR Portfolio under the Standish Advisory Agreement will not be reduced as a result of Standish's receipt of research services.

Standish  also  places  portfolio  transactions  for other  advisory  accounts.
Standish will seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the STAR Portfolio and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the STAR Portfolio. In making such allocations, the main factors considered by Standish will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and opinions of the persons responsible for recommending the investment. To the extent permitted by law, securities to be sold or purchased for STAR Portfolio may be aggregated with those to be sold or purchased for other investment clients of Standish and Standish's personnel in order to obtain best execution.

Because most of the STAR Portfolio's securities transactions will be effected on a principal basis involving a "spread" or "dealer mark-up," the Portfolio does not expect to pay any brokerage commissions.

PORTFOLIO TURNOVER

It is not the policy of the STAR Portfolio to purchase or sell securities for trading purposes. However, the STAR Portfolio does not place any restrictions on portfolio turnover and may sell any portfolio security without regard to the period of time it has been held. The STAR Portfolio may therefore generally change its portfolio investments at any time in accordance with its Adviser's appraisal of factors affecting any particular issuer or market, or relevant economic conditions. The portfolio turnover rate for the STAR Portfolio is generally not expected to exceed 150% on an annual basis. A rate of turnover of 100% would occur if the value of the lesser of purchases and sales of portfolio securities for a particular year equaled the average monthly value of portfolio securities owned during the year (excluding short-term securities). A high rate of portfolio turnover (100% or more) involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by the STAR Portfolio and thus indirectly by its interestholders. It may also result in the realization of larger amounts of net short-term capital gains, distributions of which by an interestholder in the STAR Portfolio that is a regulated investment company are taxable as ordinary income.

                                 CAPITAL STOCK

Under the Master Trust Agreement, the Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share, of the Fund. The Master Trust Agreement authorizes the Board of Trustees to divide the shares into any number of classes or series, each class or series having such designations, powers, preferences, rights, qualifications, limitations and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the other classes or series in various characteristics.

The Trust generally is not required to hold meetings of its shareholders. Under the Master Trust Agreement, however, shareholder meetings will be held in connection with the following matters: (1) the election or removal of Trustees if a meeting is called for such purpose; (2) the adoption of any investment advisory contract; (3) any amendment of the Master Trust Agreement (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (4) such additional matters as may be required by law, the Master Trust Agreement, the By-laws of the Trust or any registration of the Trust with the SEC or any state, or as the Trust's Trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his successor or until such Trustee sooner dies, resigns or is removed by a vote of two-thirds of the shares entitled to vote, or a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. A shareholders' meeting shall be held for the purpose of voting upon the removal of a Trustee upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of a Fund stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Master Trust Agreement provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of Trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Master Trust Agreement, such as termination or reorganization of the Trust and certain amendments of the Master Trust Agreement, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Master Trust Agreement specifically authorizes the Board of Trustees to terminate the Trust (or any series Fund thereof) by notice to the shareholders without shareholder approval. The Board of Trustees may by amendment to the Master Trust Agreement add to, delete, replace or otherwise modify any provisions relating to any series or class, provided that before adopting any such amendment without shareholder approval, the Board of Trustees determined that it was consistent with the fair and equitable treatment of all shareholders and, if shares have been issued, shareholder approval shall be required to adopt any amendments which would adversely affect to a material degree the rights and preferences of the shares of any series or class.

Each share of a Fund has equal voting rights with every other share of a Fund, and all shares of a Fund vote as a single group except where a separate vote of any class is required by the 1940 Act, the laws of the State of Delaware, the Master Trust Agreement or the By-Laws, or as the Board may determine in its sole discretion. Where a separate vote is required with respect to one or more classes, then the shares of all other classes vote as a single class, provided that, as to any matter which does not affect the interest of a particular class, only the holders of shares of the one or more affected classes is entitled to vote.

Interests in each Portfolio have no preemptive or conversion rights, and are fully paid and non-assessable, except as set forth in the Prospectus. The Portfolio Trust and the Standish Portfolio Trust normally will not hold meetings of holders of such interests except as required under the 1940 Act. The Portfolio Trust and the Standish Portfolio Trust would be required to hold a meeting of holders in the event that at any time less than a majority of its Trustees holding office had been elected by holders. The Trustees of the Portfolio Trust and the Standish Portfolio Trust continue to hold office until their successors are elected and have qualified. Holders holding a specified percentage of interests in a Portfolio may call a meeting of holders in such Portfolio for the purpose of removing any Trustee. A Trustee of the Portfolio Trust or the Standish Portfolio Trust may be removed upon a majority vote of the interests held by holders in the Portfolio Trust or the Standish Portfolio Trust qualified to vote in the election. The 1940 Act requires the Portfolio Trust and the Standish Portfolio Trust to assist its holders in calling such a meeting. Upon liquidation of a Portfolio, holders in a Portfolio would be entitled to share pro rata in the net assets of the Portfolio available for distribution to holders. Each holder in a Portfolio is entitled to a vote in proportion to its percentage interest in such Portfolio

If at any time a Fund receives notice of a meeting of shareholders of a Portfolio in which the Fund invests, the Fund will seek instructions from its shareholders with regard to the voting of the Fund's interests in the Portfolio and will vote such interests in accordance with such instructions. Alternatively, the Fund may elect to vote its interests in the Portfolio in the same proportion as the vote of all other holders of interests in the Portfolio.

                 PURCHASE, REDEMPTION AND VALUATION OF SHARES

PURCHASE AND REDEMPTION OF SHARES

Information on how to purchase and redeem shares and the time at which net asset value of each share is determined is included in the Prospectus.

The Trust may suspend the right to redeem Fund shares or postpone the date of payment upon redemption for more than seven days (i) for any period during which the New York Stock Exchange ("NYSE") and the Federal Reserve Bank ("Fed") are closed (other than customary weekend or holiday closings) or trading on the exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it or determination by the Fund of the value of its net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of shareholders of the Fund.

The Trust intends to pay redemption proceeds in cash for all Fund shares redeemed but, under certain conditions, the Trust, with respect to the Fund, may make payment wholly or partly in portfolio securities, in conformity with a rule of the SEC. Portfolio securities paid upon redemption of Fund shares will be valued at their then current market value. An investor may incur brokerage costs in converting portfolio securities received upon redemption to cash. The Portfolios have advised the Trust that the Portfolios will not redeem in-kind except in circumstances in which a Fund is permitted to redeem in-kind or except in the event a Fund completely withdraws its interest from a Portfolio.

VALUATION OF SHARES

The following is a description of the procedures used by the Fund in valuing its assets.

STAR Portfolio. Securities that are fixed-income securities (other than money market instruments) for which accurate market prices are readily available are valued at their current market value on the basis of quotations, which may be furnished by a pricing service or provided by dealers in such securities. Securities not listed on an exchange or national securities market, certain mortgage-backed and asset-backed securities and securities for which there were no reported transactions are valued at the last quoted bid prices. Fixed-income securities for which accurate market prices are not readily available and all other assets are valued at fair value as determined in good faith by Standish in accordance with procedures approved by the Trustees of the Standish Portfolio Trust, which may include the use of yield equivalents or matrix pricing.

Money market instruments with less than sixty days remaining to maturity when acquired by the STAR Portfolio are valued on an amortized cost basis unless the Trustees determine that amortized cost does not represent fair value. If the STAR Portfolio acquires a money market instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the Trustees determine during such sixty-day period that amortized cost does not represent fair value.

The Board of Trustees of the Standish Portfolio Trust has approved determining the current market value of securities with one year or less remaining to maturity on a spread basis which will be employed in conjunction with the periodic use of market quotations. Under the spread process, Standish determines in good faith the current market value of these portfolio securities by comparing their quality, maturity and liquidity characteristics to those of United States Treasury bills.

                             TAXATION OF THE TRUST

The Fund is treated as a separate entity for accounting and tax purposes. The Fund will elect (when it files its initial federal tax return) to be treated and to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code and intends to continue to so qualify in the future. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its investment company taxable income (i.e., all taxable income, after reduction by deductible expenses, other than its "net capital gain," which is the excess, if any, of its net long-term capital gain over its net short-term capital loss) and net capital gain which are distributed to shareholders in accordance with the timing and other requirements of the Code.

The Portfolio is treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, a Fund must take into account, in computing its federal income tax liability (if any), its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from its corresponding Portfolio. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in a manner intended to comply with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid Federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of the of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements. Certain distributions made in order to satisfy the Code's distribution requirements may be declared by a Fund during October, November or December but paid during the following January. Such distributions will be taxable to taxable shareholders as if received on December 31 of the year the distributions are declared, rather than the year in which the distributions are received.

At the discretion of the officers of the Fund, the Fund will distribute net realized capital gains. For federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders.

If the Portfolio invests in zero coupon securities, certain increasing rate or deferred interest securities or, in general, other securities with an original issue discount (or with market discount if an election is in effect to include market discount in income currently), the Portfolio must accrue income on such investments prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its net income, including its distributive share of such income accrued by the Portfolio, to shareholders to qualify as a regulated investment company under the Code and avoid federal income and excise taxes. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to enable the Fund to satisfy the distribution requirements.

Limitations imposed by the Code on regulated investment companies may restrict the STAR Portfolio's ability to enter into futures, options or currency forward transactions.

Certain options or futures transactions undertaken by the STAR Portfolio may cause the Fund to recognize gains or losses from marking to market even though the STAR Portfolio's positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Portfolio and allocable to the Fund. Additionally, the STAR Portfolio (and Fund) may be required to recognize gain if an option, future, forward contract, short sale, swap or other strategic transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Portfolio under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed by the Fund to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Also, certain losses on transactions involving options, futures or forward contracts and/or offsetting or successor positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of the applicable tax rules may be modified if the STAR Portfolio is eligible and chooses to make one or more of certain tax elections that may be available. These transactions may affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures, forward contracts and constructive sales in order to minimize any potential adverse tax consequences.

The Federal income tax rules applicable to dollar rolls, certain structured or hybrid securities, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are unclear in certain respects, and the STAR Portfolio will account for these instruments in a manner that is intended to allow the Fund and other similar investors to qualify as RICs. Due to possible unfavorable consequences under present tax law, the STAR Portfolio does not currently intend to acquire "residual" interests in real estate mortgage investment conduit ("REMICs"), although it may acquire "regular" interests in REMICs.

Distributions from the Fund's current or accumulated earnings and profits ("E&P"), as computed for Federal income tax purposes, will be taxable as described in the Prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in Fund shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "1997 TRA") on August 5, 1997, gain recognized after May 6, 1997 from the sale of a capital asset is taxable to individual (noncorporate) investors at different maximum federal income tax rates, depending generally upon the tax holding period for the asset, the federal income tax bracket of the taxpayer, and the dates the asset was acquired and/or sold. The Treasury Department has issued guidance under the 1997 TRA that (subject to possible modification by any "technical corrections" that may be enacted) will enable the Fund to pass through to their shareholders the benefits of the capital gains tax rates contained in the 1997 TRA. Shareholders should consult their own tax advisers on the correct application of these new rules in their particular circumstances.

It is anticipated that, due to the nature of the Portfolio's investments, no portion of the Fund's distributions will generally qualify for the dividends received deduction. The Fund's distributions to its corporate shareholders would potentially qualify in their hands for the corporate dividends received deduction, subject to certain holding period requirements and limitations on debt financing under the Code, only to the extent the Fund was allocated dividend income of the Portfolio from stock investments in U.S. domestic corporations.

At the time of an investor's purchase of Fund shares, a portion of the purchase price may be attributable to undistributed realized or unrealized appreciation in the Fund's share of the STAR Portfolio's portfolio. Consequently, subsequent distributions by the Fund on such shares from such appreciation may be taxable to such investor even if the NAV of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions economically represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss, depending upon the difference between the redemption proceeds and the shareholder's tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion. Also, future Treasury Department regulations issued to implement the 1997 TRA may contain rules for determining different tax rates applicable to sales of Fund shares held for more than one year, more than 18 months, and (for certain sales after the year 2000 or the year 2005) more than five years. These regulations may also modify some of the provisions described above.

Dividends and certain other distributions may be subject to "backup withholding" of federal income tax at a 31% rate for shareholders who fail to provide required taxpayer identification numbers or related certifications, provide incorrect information, or are otherwise subject to such withholding.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax adviser for more information.

The STAR Portfolio may be subject to withholding and other taxes imposed by foreign countries with respect to any investments in foreign securities, and the Fund does not expect to pass its share of such taxes or any related deductions or credits through to its shareholders. Foreign exchange gains and losses may be recognized by the STAR Portfolio in connection with hybrid or structured securities or Strategic Transactions in which its return is dependent upon changes in the value of a foreign currency. Such gains or losses may be subject in particular cases to Section 988 of the Code, which generally would cause them to be treated as ordinary income and losses and could affect the amount, timing and character of the Fund's distributions to its shareholders.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to any foreign investors (who may be subject to withholding or other taxes) or certain other classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) investments in certain U.S. Government Securities, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, including the effect, if any, of the Fund's indirect ownership (through the Portfolio) of any such obligations, the Federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

                        CALCULATION OF PERFORMANCE DATA

From time to time, the Cash Series, Treasury Series, Treasury Plus Series and U.S. Government Series may quote their "yield" and "effective yield" and the
Fund may quote certain "total return," "yield" and "yield-to-maturity" information in advertisements, reports and other communications to shareholders and compare their performance figures to those of other funds or accounts with similar objectives and to relevant indices. Such performance information will be calculated as described below. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.


YIELD

The current yield for the Fund is computed by (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7).

The Fund ceased investment operations on May 26, 1999. Therefore, there is no 7-day yield to report.

The Fund's yield is computed by dividing the net investment income per share earned during a base period of 30 days, or one month, by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any non-recurring charges for the period stated. In particular, yield is determined according to the following formula:

Yield = 2[(A - B + 1)(6) - 1]
-----------------------------
         CD

          Where: A=interest earned during the period; B=net expenses accrued for the period; C=the average daily number of shares outstanding during the period that were entitled to receive dividends; D=the maximum offering price (NAV) per share on the last day of the period.

The Fund ceased investment operations on May 26, 1999. Therefore, there is no 30-day yield to report.

TOTAL RETURN

The Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according the following formula: subtracting the NAV per share at the beginning of the period from the NAV per share at the end of the period (after adjusting for the reinvestment of any income dividends and capital gain distributions), and dividing the result by the NAV per share at the beginning of the period. In particular, the Fund's average annual total return ("T") is computed by using the redeemable value at the end of a specified period of time ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula P(1+T)n=ERV.

The Fund  also may  quote  non-standardized  yield,  such as  yield-to-maturity
("YTM"). YTM represents the rate of return an investor will receive if a long-term, interest bearing investment, such as a bond, is held to its maturity date. YTM does not take into account purchase price, redemption value, time to maturity, coupon yield and the time between interest payments.

With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the STAR Portfolio accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the STAR Portfolio may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the discount or premium remaining on a security.

In addition to average annual return quotations, the Fund may quote quarterly and annual performance on a net (with management and administration fees deducted) and gross basis. The Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules.

Past performance quotations should not be considered as representative of any Fund's performance for any specified period in the future. The Fund's performance may be compared in sales literature to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to The IBC/Donoghue Money Market Average/All Taxable Index, which is generally considered to be representative of the performance of domestic, taxable money market funds, and the One Year Treasury Bills. However, the average maturity of the Fund's portfolio is longer than that of a money market fund and, unlike a money market fund, the NAV of the Fund' shares may fluctuate.

The Fund began operations on August 7, 1998 and ceased operations on May 26, 1999. Total return for Premium Shares for the period August 7, 1998 to May 26, 1999 was 4.65%.

The average annual total return for the Standish STAR Fund (inception of the Standish STAR Fund was January 3, 1989), which is a separate feeder fund that invests all of its assets in the STAR Portfolio, for the one, five and ten year periods ended December 31, 2000 was 6.94%, 5.77%, and 5.76%, respectively.

                             INDEPENDENT AUDITORS

Ernst & Young LLP serves as the independent auditors to the Trust and PricewaterhouseCoopers LLP serves as independent accountants to the Standish STAR Portfolio.


                                    COUNSEL

Goodwin, Procter LLP serves as counsel to the Trust and the Portfolio Trust and Hale and Dorr LLP serves as counsel to the Standish Portfolio Trust.

                             FINANCIAL STATEMENTS

The Fund's had no assets and has no Annual Report for the fiscal year ended 2000. Copies of the Fund's 1999 Annual Report may be obtained by calling 1-888-MERRMAC.

                                   APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of short-term debt ratings have been published by Standard & Poor's Ratings Service ("Standard & Poor's"), Moody's Investors Service ("Moody's") and Fitch's IBCA Investors Service ("Fitch"), respectively. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted.

A -- Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Commercial paper issues rated A-1 by Standard & Poor's reflect a very strong degree of safety of timely payment. Commercial paper issues rated A-2 reflect a strong degree of safety of timely payment but not as strong as for issues designated A-1.

Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity with a superior ability for repayment of senior short-term debt obligations.
Commercial paper issues rated Prime-2 are judged by Moody's to be of the "second highest" quality with a strong ability for repayment of senior short-term debt obligations.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. Commercial paper issues rated Fitch-2 are regarded as having only a slightly less assurance of timely payment than those issues rated Fitch-1.

DESCRIPTION OF LONG-TERM DEBT RATINGS

The following is a description of Moody's debt instrument ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

Moody's applies numerical modifiers 1, 2 and 3 in The generic rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following is a description of Standard & Poor's debt instrument ratings:

Standard & Poor's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

Plus (+) or minus (-): The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. 37